UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance National Municipal Income Fund Semiannual Report March 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2012
Eaton Vance
National Municipal Income Fund
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Officers and Trustees	31
Important Notices	32

Eaton Vance
National Municipal Income Fund
March 31, 2012
Portfolio Managers Thomas M. Metzold, CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	4/5/1994	8.18%	20.44%	1.77%	5.30%
Class A with 4.75% Maximum Sales Charge	—	3.01	14.74	0.79	4.79
Class B at NAV	12/19/1985	7.78	19.56	1.00	4.63
Class B with 5% Maximum Sales Charge	—	2.78	14.56	0.68	4.63
Class C at NAV	12/3/1993	7.78	19.55	1.00	4.53
Class C with 1% Maximum Sales Charge	—	6.78	18.55	1.00	4.53
Class I at NAV	7/1/1999	8.32	20.74	2.02	5.57

Barclays Capital Municipal Bond Index	—	3.91%	12.07%	5.41%	5.46%
Barclays Capital Long (22+) Municipal Bond Index	—	5.88	19.97	4.83	6.06

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I

Gross		0.82%	1.57%	1.57%	0.56%
Net of Interest Expense		0.69	1.44	1.44	0.43

% Distribution Rates/Yields[4]		Class A	Class B	Class C	Class I

Distribution Rate		4.95%	4.19%	4.19%	5.21%
Taxable-Equivalent Distribution Rate		7.62	6.45	6.45	8.02
SEC 30-day Yield		4.03	3.48	3.48	4.48
Taxable-Equivalent SEC 30-day Yield		6.20	5.35	5.35	6.89

% Total Leverage[5]

Residual Interest Bond (RIB)					13.55%
Fund Profile

Credit Quality (% of total investments) 6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing .5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	10.6%	BB	1.7%
AA	40.2	B	3.9
A	29.7	D	0.3
BBB	10.9	Not Rated	2.7

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
National Municipal Income Fund
March 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

3

Eaton Vance
National Municipal Income Fund

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,081.80	$4.06	0.78%
Class B	$1,000.00	$1,077.80	$7.95	1.53%
Class C	$1,000.00	$1,077.80	$7.95	1.53%
Class I	$1,000.00	$1,083.20	$2.76	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.94	0.78%
Class B	$1,000.00	$1,017.40	$7.72	1.53%
Class C	$1,000.00	$1,017.40	$7.72	1.53%
Class I	$1,000.00	$1,022.40	$2.68	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

4

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 110.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 0.9%

Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$16,462,988
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	25,530	29,285,718

		$45,748,706

Cogeneration — 0.8%

Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,150	$22,289,545
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	1,300	819,000
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	21,950	13,865,157
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	1,500	300,000
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	5,000	1,001,750

		$38,275,452

Education — 1.9%

Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	$4,750	$5,642,525
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	52,032,574
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	16,405,507
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,471,212
University of North Carolina at Charlotte, 5.00%, 4/1/29	1,580	1,812,323
University of North Carolina at Charlotte, 5.00%, 4/1/30	3,505	4,004,322
University of North Carolina at Charlotte, 5.00%, 4/1/31	2,360	2,685,421

		$92,053,884

Electric Utilities — 2.9%

Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$16,800	$16,872,912
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	9,670,528
JEA, FL, Electric System Revenue, 4.00%, 10/1/28	3,335	3,485,108
JEA, FL, Electric System Revenue, 4.00%, 10/1/29	3,440	3,557,063
JEA, FL, Electric System Revenue, 4.00%, 10/1/30	6,060	6,209,803
JEA, FL, Electric System Revenue, 4.00%, 10/1/31	3,235	3,305,006
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,145,062
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	54,914,224

		$143,159,706

Escrowed / Prerefunded — 0.1%

Bexar County, TX, Health Facilities Development Corp., (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,215,520

		$3,215,520

General Obligations — 19.8%

Boston, MA, 5.00%, 4/1/22(3)	$5,000	$6,312,350
Buffalo-Hanover-Montrose, MN, Independent School District No. 877, 4.00%, 2/1/23	3,810	4,294,175
Buffalo-Hanover-Montrose, MN, Independent School District No. 877, 4.00%, 2/1/24	2,150	2,392,326
California, 5.00%, 2/1/38	47,115	49,909,391
California, 5.50%, 3/1/40	9,325	10,242,860
Charleston County, SC, 4.00%, 11/1/28	7,620	8,286,979
Charleston County, SC, 4.00%, 11/1/29	2,665	2,879,772
Charleston County, SC, School District, 4.00%, 2/1/24	13,485	15,312,083
Clark County, NV, 5.00%, 6/1/38(2)	94,200	99,748,380
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	12,840	14,692,684
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	8,920	9,582,934
Denver City and County, CO, School District No. 1, 4.00%, 12/1/28	4,140	4,379,872
Florida Board of Education, 4.00%, 6/1/29	5,550	5,834,826
Florida Board of Education, 5.00%, 6/1/27	10,000	11,671,900
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/27	2,250	1,293,548
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/28	3,105	1,693,591

See Notes to Financial Statements.
5

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations (continued)

Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/29	$2,000	$1,033,940
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/30	2,000	979,180
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/31	1,600	739,168
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/30	13,995	16,149,670
Hawaii, 5.00%, 12/1/29	15,900	18,457,197
Hawaii, 5.00%, 12/1/30	3,675	4,259,362
Hawaii, 5.00%, 12/1/31	19,000	21,935,310
Honolulu City and County, HI, 5.00%, 8/1/23	5,800	7,004,834
Kent County, MI, Building Authority, 5.50%, 6/1/26	585	756,949
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,858,345
Louisiana, 4.00%, 8/1/28	23,205	24,378,013
Louisiana, 4.00%, 8/1/29	23,955	24,953,684
Louisiana, 5.00%, 8/1/23	9,180	11,256,883
Maryland, 4.00%, 8/15/22	39,130	45,960,141
Metropolitan Government of Nashville and Davidson County, TN, 5.00%, 7/1/22	9,120	11,371,546
Mississippi, 5.00%, 10/1/36	10,000	11,165,200
New York, NY, 5.00%, 4/1/22(3)	26,065	31,684,614
New York, NY, 5.00%, 8/1/31	8,000	9,058,560
New York, NY, 5.00%, 10/1/34	9,550	10,646,435
Newton, MA, 5.00%, 4/1/36	5,275	5,843,803
Newton, MA, 5.00%, 4/1/39	11,480	12,672,542
Ohio, 4.00%, 2/1/28	6,525	6,886,485
Ohio, 4.00%, 2/1/29	3,220	3,372,016
Ohio, 4.00%, 2/1/30	6,115	6,368,895
Oregon, 4.00%, 8/1/25	1,070	1,193,467
Oregon, 4.00%, 8/1/27	1,080	1,174,640
Oregon, 4.00%, 8/1/28	1,200	1,293,192
Oregon, 4.00%, 8/1/29	550	589,193
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,039,700
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	45,947,231
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	5,387,107
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	7,723,159
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	7,069,132
San Francisco City and County, CA, 4.00%, 6/15/28	9,440	9,914,832
San Francisco City and County, CA, 4.00%, 6/15/29	9,820	10,242,064
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	36,300	38,012,271
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(4)	57,400	63,414,372
Texas, (AMT), 5.00%, 8/1/31	8,000	8,999,200
Texas, (AMT), 5.00%, 8/1/36	11,465	12,732,456
Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(2)	40,875	43,323,004
Washington, 4.00%, 7/1/26(2)	24,840	26,880,606
Washington, 4.00%, 7/1/27(2)	26,060	27,916,254
Washington, 4.00%, 7/1/27	10	10,712
Washington, 4.00%, 7/1/28(2)	25,740	27,307,051
Washington, 4.00%, 7/1/28	10	10,609
Washington, 5.00%, 2/1/31	15,720	17,759,513
Washington, 5.00%, 2/1/33	21,255	23,770,742
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	14,907,604

		$957,938,554

Health Care – Miscellaneous — 0.0%(5)

Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$799	$799,168
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	857	857,736

		$1,656,904

Hospital — 13.4%

Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(2)	$34,260	$35,640,678
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,250,050
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	36,700	40,425,050
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,415,691
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	11,338,796
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	20,533,083
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	49,645	50,947,685
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	59,270	62,721,885
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	12,725	12,213,455

See Notes to Financial Statements.
6

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	$13,980	$14,080,936
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	18,195	19,110,572
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	65,693,014
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	690	773,028
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,440,189
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	4,060	4,091,100
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	17,019,399
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,698,455
Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,000	4,000,080
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	2,545	2,661,815
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,150	4,504,949
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	41,400	42,798,078
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(2)	63,000	65,322,810
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(2)	75,000	77,583,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	18,708,608
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,565,945
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	8,475	8,497,543
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	8,997,532

		$650,033,426

Housing — 2.0%

Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$6,140	$4,636,928
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,785	8,018,861
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	7,651,011
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	23,335	24,507,351
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,500	6,726,590
Virginia Housing Development Authority, (AMT), 19.765%, 10/1/35(6)(7)(8)	6,940	8,368,599
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35(9)	18,345	18,979,370
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,398,375

		$98,287,085

Industrial Development Revenue — 5.3%

Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,765	$5,834,583
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19(10)	1,805	1,270,341
Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,460	2,266,349
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	11,494,924
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	32,934,463
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,055	4,054,230
Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	41,750	41,957,080
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	89,500
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,360	10,386,522
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, to 6/1/13 (Put Date), 6/1/33	9,590	10,335,047
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	58,153,009
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,635	56,019,054
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	22,920	23,706,156

		$258,501,258

See Notes to Financial Statements.
7

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 0.9%

Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	$36,660	$41,705,516

		$41,705,516

Insured – General Obligations — 1.4%

Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 3.75%, 8/15/38	$3,345	$3,352,158
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	4,525	4,264,541
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	51,625	55,166,991
Texas, (NPFG), 4.75%, 4/1/35	3,305	3,513,414

		$66,297,104

Insured – Hospital — 1.1%

Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$38,800	$39,297,416
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,695,960

		$52,993,376

Insured – Housing — 0.2%

Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,428,874

		$10,428,874

Insured – Lease Revenue / Certificates of Participation — 0.4%

Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47(9)	$21,230	$20,771,644

		$20,771,644

Insured – Other Revenue — 4.2%

Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	$50,700	$25,657,242
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	14,286,923
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	16,494,873
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	3,579,250
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,082,286
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,822,137
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	8,080	7,915,653
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	11,615	10,964,792
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	58,443,500
New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	48,410	47,804,875

		$205,051,531

Insured – Special Tax Revenue — 6.5%

Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$13,305	$7,988,987
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	17,341,102
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	9,500	4,987,120
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,000	12,962,620
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,630,550
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	8,545,000
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	24,415,333
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	35,900,592
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	24,231,912
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	60,720	7,823,772
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	188,775	23,591,212
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,425	537,211
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	1,625	337,886
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	693,340
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,201,820	94,847,634

See Notes to Financial Statements.
8

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$220,840	$33,784,103
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,148,748
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	11,424,716

		$317,191,838

Insured – Student Loan — 2.0%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$50,485	$55,075,096
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	41,710	41,028,459

		$96,103,555

Insured – Transportation — 6.7%

Alabama Port Authority, (NPFG), (AMT), 4.50%, 10/1/36	$11,395	$10,945,239
Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38	1,210	1,226,153
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	2,620,594
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	4,117,945
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	52,480	54,185,075
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	104,265	35,677,398
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	56,830,114
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	7,470	8,371,554
Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	5,900	5,943,247
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	2,500	2,641,075
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	38,705	39,780,999
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	22,941,891
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	46,300	30,293,164
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	31,045	9,221,607
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	31,400,539
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	30,935	7,639,708

		$323,836,302

Lease Revenue / Certificates of Participation — 2.7%

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$38,385	$43,009,625
Michigan Building Authority, 6.00%, 10/15/38	1,000	1,129,740
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	43,244,303
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	42,293,525

		$129,677,193

Nursing Home — 0.9%

Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$8,205	$7,846,359
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,140	11,154,705
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	10,205	8,211,963
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,875	8,875,444
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,500	3,501,575
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,500	3,500,630
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,745	1,472,222

		$44,562,898

Other Revenue — 7.2%

Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$13,916,553
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,295	15,774,533
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	8,616,204
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	201,198
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	13,795	972,134
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	5,210	144,994

See Notes to Financial Statements.
9

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue (continued)

Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	$33,100	$25,429,406
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	41,945	32,028,363
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	27,650	25,872,105
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46	12,330	6,226,773
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/33	3,750	4,141,013
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	22,240,035
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	9,961,560
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,021,590
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	20,507,025
Seminole Tribe, FL, 5.25%, 10/1/27(6)	1,000	994,760
Seminole Tribe, FL, 5.50%, 10/1/24(6)	11,915	12,343,225
Seminole Tribe, FL, 5.75%, 10/1/22(6)	2,100	2,221,464
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	80,270	95,192,193
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	32,000	24,403,520
Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	13,070	8,694,948
Tobacco Settlement Revenue Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	1,825	2,460,483

		$347,364,079

Senior Living / Life Care — 0.3%

Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$400	$369,448
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(10)	410	226,103
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(10)	9,345	4,672,407
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(10)	16,435	6,573,178
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,750,665

		$13,591,801

Special Tax Revenue — 4.0%

Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$185	$183,661
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/20	2,000	1,289,960
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	150	149,379
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	910	786,103
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	405	404,141
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	280	293,101
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	300	315,237
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	580	604,917
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	450	464,040
Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,075	1,007,737
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	9,030	9,890,559
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	8,700	9,507,882
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	9,250	10,078,892
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	32,845,806
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	230	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	80	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	170	107,712
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	173,131
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	260	222,924
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	152,827
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/38	21,000	23,230,411
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	41,570	48,238,246
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	7,500	8,788,950
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	483,025	33,676,503
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,570	1,644,842

See Notes to Financial Statements.
10

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% until 11/1/13), 5/1/36	$1,235	$618,760
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,115	845,939
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	410	253,528
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	555	457,487
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,384,780
Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	425	427,865
University Square, FL, Community Development District, 6.75%, 5/1/20	4,675	4,678,132

		$192,723,452

Student Loan — 1.3%

Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,246,256
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	14,470	15,418,075
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/22	4,875	5,361,866
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	10,010	10,556,546
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/25	7,130	7,858,757
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/26	6,250	6,806,375
New Jersey Higher Education Student Assistance Authority, (AMT), 5.75%, 12/1/27	800	881,408

		$63,129,283

Transportation — 20.6%

Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,647,873
Illinois Toll Highway Authority, 5.25%, 1/1/29	18,160	19,932,053
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(4)	18,180	19,864,559
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	16,200	17,529,696
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	15,939,936
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,440,889
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	16,820	17,730,803
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	50,840	55,792,833
Missouri Highways and Transportation Commission, 5.00%, 2/1/20	4,560	5,675,057
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	65,000	18,676,450
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	91,425	24,654,580
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	55,250	62,555,707
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	138,580	32,918,293
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	25,676,263
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	37,735	40,832,666
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	20,995	22,929,479
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	71,128,188
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	16,115,550
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	14,735	15,755,841
Orlando-Orange County, FL, Expressway Authority, Series C, 5.00%, 7/1/35	8,475	9,105,286
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	9,889,075
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	11,728,515
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	10,718,500
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	4,980	5,429,395
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	22,724,250
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,843,800
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	20,845	21,930,608
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	20,675	21,606,202
Port Authority of New York and New Jersey, 4.00%, 7/15/32	9,880	10,068,214
Port Authority of New York and New Jersey, 5.00%, 10/15/36	23,175	24,704,318
Port Authority of New York and New Jersey, 5.25%, 7/15/36	13,465	15,404,095
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	20,490	21,275,177

See Notes to Financial Statements.
11

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation (continued)

Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	$80,490	$83,574,377
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/41	13,750	14,493,187
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	32,465,715
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/27	8,000	8,668,720
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/28	7,000	7,530,880
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	33,908,792
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	27,539,889
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	13,435	15,513,529
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	43,677,870
Virginia Commonwealth Transportation Board, 4.00%, 3/15/26	11,355	12,349,584
Virginia Commonwealth Transportation Board, 4.00%, 9/15/26	11,585	12,594,517

		$1,000,541,211

Water and Sewer — 3.0%

Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	$34,800	$37,672,044
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	25,000	28,000,500
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	42,030	48,949,819
San Antonio, TX, Water System, 4.00%, 5/15/28	27,370	29,164,651

		$143,787,014

Total Tax-Exempt Municipal Securities — 110.5%
(identified cost $5,093,496,078)		$5,358,627,166

Taxable Municipal Securities — 3.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 0.5%

University of California, 4.858%, 5/15/12	$23,000	$22,493,080

		$22,493,080

General Obligations — 2.6%

California, 7.30%, 10/1/39(11)	$185	$232,551
California, 7.35%, 11/1/39(11)	100	126,437
California, 7.50%, 4/1/34(11)	18,635	23,694,775
California, 7.55%, 4/1/39(11)	13,370	17,247,300
California, 7.60%, 11/1/40(11)	6,640	8,625,559
California, 7.625%, 3/1/40(11)	7,605	9,883,610
California, 7.70%, 11/1/30(11)	4,050	4,765,271
California, 7.95%, 3/1/36(11)	46,495	54,520,967
Detroit, MI, School District, 7.747%, 5/1/39(11)	7,855	9,781,831

		$128,878,301

Total Taxable Municipal Securities — 3.1%
(identified cost $153,555,701)		$151,371,381

Total Investments — 113.6%
(identified cost $5,247,051,779)		$5,509,998,547

Other Assets, Less Liabilities — (13.6)%		$(661,221,569)

Net Assets — 100.0%		$4,848,776,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance, Inc.

See Notes to Financial Statements.
12

Eaton Vance
National Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

At March 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.1%
California	18.0%
Texas	15.7%
Florida	12.1%
Others, representing less than 10% individually	47.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 20.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.1% to 7.0% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $44,873,677.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $50,568,102 or 1.0% of the Fund’s net assets.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2012.

(9)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(10)	Security is in default and making only partial interest payments.

(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.
13

Eaton Vance
National Municipal Income Fund

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Investments, at value (identified cost, $5,247,051,779)	$5,509,998,547
Restricted cash*	34,150,000
Interest receivable	65,523,309
Receivable for investments sold	48,259,647
Receivable for Fund shares sold	9,168,069
Receivable for variation margin on open financial futures contracts	12,375,001

Total assets	$5,679,474,573

Liabilities

Payable for floating rate notes issued	$732,078,000
Demand note payable	29,600,000
Payable for investments purchased	6,197,837
Payable for when-issued securities	37,261,048
Payable for Fund shares redeemed	16,213,979
Distributions payable	4,392,971
Due to custodian	79,642
Payable to affiliates:
Investment adviser fee	1,387,055
Distribution and service fees	1,538,514
Interest expense and fees payable	1,489,071
Accrued expenses	459,478

Total liabilities	$830,697,595

Net Assets	$4,848,776,978

Sources of Net Assets

Paid-in capital	$5,755,807,648
Accumulated net realized loss	(1,212,286,846)
Accumulated undistributed net investment income	8,619,257
Net unrealized appreciation	296,636,919

Net Assets	$4,848,776,978

Class A Shares

Net Assets	$2,932,590,913
Shares Outstanding	297,132,576
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.36

Class B Shares

Net Assets	$116,444,609
Shares Outstanding	11,799,724
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.87

Class C Shares

Net Assets	$954,615,718
Shares Outstanding	96,724,188
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.87

Class I Shares

Net Assets	$845,125,738
Shares Outstanding	85,608,371
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
14

Eaton Vance
National Municipal Income Fund

March 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2012

Interest	$139,017,643

Total investment income	$139,017,643

Expenses

Investment adviser fee	$8,156,299
Distribution and service fees
Class A	3,592,181
Class B	594,483
Class C	4,678,949
Trustees’ fees and expenses	34,000
Custodian fee	341,579
Transfer and dividend disbursing agent fees	948,668
Legal and accounting services	71,049
Printing and postage	117,611
Registration fees	88,687
Interest expense and fees	2,534,348
Miscellaneous	252,718

Total expenses	$21,410,572

Deduct —
Reduction of custodian fee	$1,033

Total expense reductions	$1,033

Net expenses	$21,409,539

Net investment income	$117,608,104

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$19,048,093
Financial futures contracts	(48,339,384)

Net realized loss	$(29,291,291)

Change in unrealized appreciation (depreciation) —
Investments	$200,985,737
Financial futures contracts	81,100,903

Net change in unrealized appreciation (depreciation)	$282,086,640

Net realized and unrealized gain	$252,795,349

Net increase in net assets from operations	$370,403,453

See Notes to Financial Statements.
15

Eaton Vance
National Municipal Income Fund

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2011

From operations —
Net investment income	$117,608,104	$283,224,498
Net realized loss from investment transactions and financial futures contracts	(29,291,291)	(293,243,190)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	282,086,640	(144,121,920)

Net increase (decrease) in net assets from operations	$370,403,453	$(154,140,612)

Distributions to shareholders —
From net investment income
Class A	$(74,004,497)	$(177,475,542)
Class B	(2,619,611)	(6,661,777)
Class C	(20,592,983)	(50,477,322)
Class I	(22,166,163)	(38,012,065)

Total distributions to shareholders	$(119,383,254)	$(272,626,706)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$162,189,458	$305,947,887
Class B	1,605,708	5,916,584
Class C	52,686,318	102,020,733
Class I	176,825,153	623,865,442
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	56,573,879	116,299,417
Class B	1,946,569	3,976,312
Class C	13,923,587	29,178,939
Class I	17,479,536	26,583,229
Cost of shares redeemed
Class A	(314,076,647)	(1,435,135,445)
Class B	(11,761,027)	(36,854,333)
Class C	(94,137,889)	(406,844,462)
Class I	(190,160,021)	(363,327,373)
Issued in connection with tax-free reorganizations (See Note 13)
Class A	—	206,613,331
Class B	—	11,795,254
Class C	—	25,397,666
Class I	—	342,574
Net asset value of shares exchanged
Class A	3,900,810	10,854,791
Class B	(3,900,810)	(10,854,791)

Net decrease in net assets from Fund share transactions	$(126,905,376)	$(784,224,245)

Net increase (decrease) in net assets	$124,114,823	$(1,210,991,563)

Net Assets

At beginning of period	$4,724,662,155	$5,935,653,718

At end of period	$4,848,776,978	$4,724,662,155

Accumulated undistributed net investment income included in net assets

At end of period	$8,619,257	$10,394,407

See Notes to Financial Statements.
16

Eaton Vance
National Municipal Income Fund

March 31, 2012

Statement of Cash Flows (Unaudited)

Six Months Ended
March 31, 2012
Cash Flows From Operating Activities	(Unaudited)

Net increase in net assets from operations	$370,403,453
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,764,665,693)
Investments sold	1,854,500,136
Net amortization/accretion of premium (discount)	(20,261,556)
Increase in restricted cash	(34,150,000)
Decrease in interest receivable	4,642,392
Increase in receivable for investments sold	(24,086,644)
Increase in receivable for variation margin on open financial futures contracts	(12,375,001)
Decrease in payable for investments purchased	(11,203,580)
Decrease in payable for when-issued securities	(17,776,825)
Decrease in payable for variation margin on open financial futures contracts	(3,734,374)
Increase in payable to affiliate for investment adviser fee	13,796
Increase in payable to affiliate for distribution and service fees	97,170
Decrease in interest expense and fees payable	(80,973)
Decrease in accrued expenses	(283,634)
Net change in unrealized (appreciation) depreciation from investments	(200,985,737)
Net realized gain from investments	(19,048,093)

Net cash provided by operating activities	$121,004,837

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$393,421,116
Fund shares redeemed	(610,042,210)
Distributions paid, net of reinvestments	(30,261,978)
Proceeds from secured borrowings	57,480,000
Repayment of secured borrowings	(1,440,000)
Increase in demand note payable	29,600,000
Increase in due to custodian	79,642

Net cash used in financing activities	$(161,163,430)

Net decrease in cash	$(40,158,593)

Cash at beginning of period	$40,158,593

Cash at end of period	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$89,923,571
Cash paid for interest and fees	2,615,321

See Notes to Financial Statements.
17

Eaton Vance
National Municipal Income Fund

March 31, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.360		$10.020	$10.040	$9.060	$11.490	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.243		$0.549	$0.527	$0.527	$0.533	$0.521
Net realized and unrealized gain (loss)	0.513		(0.682)	(0.022)	0.984	(2.431)	(0.290)

Total income (loss) from operations	$0.756		$(0.133)	$0.505	$1.511	$(1.898)	$0.231

Less Distributions

From net investment income	$(0.246)		$(0.527)	$(0.525)	$(0.531)	$(0.532)	$(0.521)

Total distributions	$(0.246)		$(0.527)	$(0.525)	$(0.531)	$(0.532)	$(0.521)

Net asset value — End of period	$9.870		$9.360	$10.020	$10.040	$9.060	$11.490

Total Return(2)	8.18	%(3)	(1.00)%	5.36%	17.97%	(17.03)%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,932,591		$2,872,630	$3,971,060	$4,811,295	$3,987,956	$4,647,177
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67	%(4)	0.69%	0.67%	0.70%	0.64%	0.64	%(5)
Interest and fee expense(6)	0.11	%(4)	0.13%	0.13%	0.23%	0.46%	0.62%
Total expenses before custodian fee reduction	0.78	%(4)	0.82%	0.80%	0.93%	1.10%	1.26	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.67	%(4)	0.69%	0.67%	0.70%	0.63%	0.63	%(5)
Net investment income	5.07	%(4)	6.04%	5.45%	6.22%	5.00%	4.44%
Portfolio Turnover	33	%(3)	18%	20%	46%	64%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
18

Eaton Vance
National Municipal Income Fund

March 31, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.360		$10.020	$10.050	$9.060	$11.490	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.207		$0.480	$0.455	$0.464	$0.454	$0.434
Net realized and unrealized gain (loss)	0.513		(0.681)	(0.029)	0.992	(2.435)	(0.290)

Total income (loss) from operations	$0.720		$(0.201)	$0.426	$1.456	$(1.981)	$0.144

Less Distributions

From net investment income	$(0.210)		$(0.459)	$(0.456)	$(0.466)	$(0.449)	$(0.434)

Total distributions	$(0.210)		$(0.459)	$(0.456)	$(0.466)	$(0.449)	$(0.434)

Net asset value — End of period	$9.870		$9.360	$10.020	$10.050	$9.060	$11.490

Total Return(2)	7.78	%(3)	(1.73)%	4.51%	17.18%	(17.69)%	1.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$116,445		$122,288	$160,946	$179,657	$138,052	$173,176
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42	%(4)	1.44%	1.42%	1.45%	1.39%	1.39	%(5)
Interest and fee expense(6)	0.11	%(4)	0.13%	0.13%	0.23%	0.46%	0.62%
Total expenses before custodian fee reduction	1.53	%(4)	1.57%	1.55%	1.68%	1.85%	2.01	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(4)	1.44%	1.42%	1.45%	1.38%	1.38	%(5)
Net investment income	4.33	%(4)	5.29%	4.70%	5.48%	4.25%	3.69%
Portfolio Turnover	33	%(3)	18%	20%	46%	64%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
19

Eaton Vance
National Municipal Income Fund

March 31, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.360		$10.020	$10.050	$9.060	$11.490	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.207		$0.481	$0.455	$0.464	$0.453	$0.431
Net realized and unrealized gain (loss)	0.513		(0.682)	(0.029)	0.992	(2.434)	(0.287)

Total income (loss) from operations	$0.720		$(0.201)	$0.426	$1.456	$(1.981)	$0.144

Less Distributions

From net investment income	$(0.210)		$(0.459)	$(0.456)	$(0.466)	$(0.449)	$(0.434)

Total distributions	$(0.210)		$(0.459)	$(0.456)	$(0.466)	$(0.449)	$(0.434)

Net asset value — End of period	$9.870		$9.360	$10.020	$10.050	$9.060	$11.490

Total Return(2)	7.78	%(3)	(1.74)%	4.51%	17.18%	(17.69)%	1.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$954,616		$932,773	$1,281,278	$1,367,785	$1,143,256	$1,334,054
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42	%(4)	1.44%	1.42%	1.45%	1.39%	1.39	%(5)
Interest and fee expense(6)	0.11	%(4)	0.13%	0.13%	0.23%	0.46%	0.62%
Total expenses before custodian fee reduction	1.53	%(4)	1.57%	1.55%	1.68%	1.85%	2.01	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(4)	1.44%	1.42%	1.45%	1.38%	1.38	%(5)
Net investment income	4.33	%(4)	5.29%	4.70%	5.46%	4.25%	3.68%
Portfolio Turnover	33	%(3)	18%	20%	46%	64%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
20

Eaton Vance
National Municipal Income Fund

March 31, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.360		$10.020	$10.040	$9.060	$11.490	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.255		$0.565	$0.552	$0.550	$0.559	$0.549
Net realized and unrealized gain (loss)	0.513		(0.675)	(0.024)	0.983	(2.429)	(0.289)

Total income (loss) from operations	$0.768		$(0.110)	$0.528	$1.533	$(1.870)	$0.260

Less Distributions

From net investment income	$(0.258)		$(0.550)	$(0.548)	$(0.553)	$(0.560)	$(0.550)

Total distributions	$(0.258)		$(0.550)	$(0.548)	$(0.553)	$(0.560)	$(0.550)

Net asset value — End of period	$9.870		$9.360	$10.020	$10.040	$9.060	$11.490

Total Return(2)	8.32	%(3)	(0.75)%	5.61%	18.28%	(16.81)%	2.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$845,126		$796,970	$522,370	$217,630	$144,692	$139,301
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.42	%(4)	0.43%	0.42%	0.44%	0.40%	0.39	%(5)
Interest and fee expense(6)	0.11	%(4)	0.13%	0.13%	0.23%	0.46%	0.62%
Total expenses before custodian fee reduction	0.53	%(4)	0.56%	0.55%	0.67%	0.86%	1.01	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.42	%(4)	0.43%	0.42%	0.44%	0.39%	0.38	%(5)
Net investment income	5.32	%(4)	6.23%	5.70%	6.47%	5.26%	4.68%
Portfolio Turnover	33	%(3)	18%	20%	46%	64%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
21

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance National Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $920,907,366 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2012 ($4,549,851), September 30, 2013 ($2,604,551), September 30, 2014 ($390,519), September 30, 2015 ($1,392,026), September 30, 2016 ($52,850,319), September 30, 2017 ($9,883,906), September 30, 2018 ($792,861,604) and September 30, 2019 ($56,374,590). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

Included in the amounts above for the Fund is a capital loss carryforward of $21,100,058 as a result of reorganizations on November 5, 2010 and September 23, 2011 (see Note 13). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

Additionally, at September 30, 2011, the Fund had net capital losses of $350,546,438, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending September 30, 2012.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. Federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

22

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2012, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $732,078,000 and $1,094,045,256, respectively. The range of interest rates on the Floating Rate Notes outstanding at March 31, 2012 was 0.19% to 0.34%. For the six months ended March 31, 2012, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $686,966,525 and 0.74% (annualized), respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of March 31, 2012.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement

23

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2012, the investment adviser fee amounted to $8,156,299, representing 0.34% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2012, EVM earned $36,371 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM

24

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

and the Fund’s principal underwriter, received $258,307 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2012 amounted to $3,592,181 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended March 31, 2012, the Fund paid or accrued to EVD $445,862 and $3,509,212 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At March 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,849,000 and $156,336,000, respectively. Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2012 amounted to $148,621 and $1,169,737 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2012, the Fund was informed that EVD received approximately $33,000, $88,000 and $28,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,764,665,693 and $1,854,500,136, respectively, for the six months ended March 31, 2012.

25

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2012	Year Ended
Class A	(Unaudited)	September 30, 2011

Sales	16,916,769	33,822,944
Issued to shareholders electing to receive payments of distributions in Fund shares	5,900,701	12,833,910
Redemptions	(33,013,576)	(158,725,437)
Issued in connection with tax-free reorganizations (see Note 13)	—	21,314,183
Exchange from Class B shares	408,604	1,197,593

Net decrease	(9,787,502)	(89,556,807)

	Six Months Ended
	March 31, 2012	Year Ended
Class B	(Unaudited)	September 30, 2011

Sales	170,644	647,309
Issued to shareholders electing to receive payments of distributions in Fund shares	203,187	439,277
Redemptions	(1,232,647)	(4,102,302)
Issued in connection with tax-free reorganizations (see Note 13)	—	1,210,866
Exchange to Class A shares	(408,791)	(1,196,948)

Net decrease	(1,267,607)	(3,001,798)

	Six Months Ended
	March 31, 2012	Year Ended
Class C	(Unaudited)	September 30, 2011

Sales	5,479,819	11,176,046
Issued to shareholders electing to receive payments of distributions in Fund shares	1,452,900	3,220,879
Redemptions	(9,870,183)	(45,266,710)
Issued in connection with tax-free reorganizations (see Note 13)	—	2,605,759

Net decrease	(2,937,464)	(28,264,026)

	Six Months Ended
	March 31, 2012	Year Ended
Class I	(Unaudited)	September 30, 2011

Sales	18,431,109	70,162,242
Issued to shareholders electing to receive payments of distributions in Fund shares	1,821,951	2,936,964
Redemptions	(19,775,189)	(40,151,940)
Issued in connection with tax-free reorganizations (see Note 13)	—	36,396

Net increase	477,871	32,983,662

26

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,482,048,541

Gross unrealized appreciation	$442,712,792
Gross unrealized depreciation	(146,840,786)

Net unrealized appreciation	$295,872,006

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2012, the Fund had a balance outstanding pursuant to this line of credit of $29,600,000, at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2012. The Fund’s average borrowings or allocated fees during the six months ended March 31, 2012 were not significant.

10 Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At March 31, 2012, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $79,642.

11 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2012 is as follows:

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Appreciation

6/12	11,000 U.S. 30-Year Treasury Bond	Short	$(1,548,940,151)	$(1,515,250,000)	$33,690,151

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

27

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2012 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative

Futures Contracts	$33,690,151	(1)	$—

Total	$33,690,151		$—

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
	in Income		Derivatives Recognized in Income

Futures Contracts	$(48,339,384	)(1)	$81,100,903 (2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended March 31, 2012, which is indicative of the volume of this derivative type, was $1,100,000,000.

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$5,358,627,166	$—	$5,358,627,166
Taxable Municipal Securities	—	151,371,381	—	151,371,381

Total Investments	$—	$5,509,998,547	$—	$5,509,998,547

Futures Contracts	$33,690,151	$—	$—	$33,690,151

Total	$33,690,151	$5,509,998,547	$—	$5,543,688,698

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

28

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

13 Reorganizations

As of the close of business on November 5, 2010, the Fund acquired the net assets of Eaton Vance Colorado Municipal Income Fund (Colorado Fund), Eaton Vance Kansas Municipal Income Fund (Kansas Fund), Eaton Vance Louisiana Municipal Income Fund (Louisiana Fund) and Eaton Vance Insured Municipal Income Fund (Insured Municipal Fund) pursuant to a plan of reorganization approved by the shareholders of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, respectively. The purpose of the transaction was to combine five funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B and Class C of the Fund for shares of Class A, Class B and Class C of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, respectively, each outstanding on November 5, 2010 as follows:

		Colorado Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	3,247,499	3,558,048	$31,976,171
Class B	94,115	94,725	926,689
Class C	37,987	38,180	374,031

Total			$33,276,891

		Kansas Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	2,596,155	2,627,740	$25,562,779
Class B	158,464	161,804	1,560,296
Class C	491,031	500,782	4,834,892

Total			$31,957,967

		Louisiana Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	3,349,857	3,470,731	$32,984,036
Class B	125,510	123,006	1,235,824
Class C	186,853	182,877	1,839,824

Total			$36,059,684

		Insured Municipal Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	4,659,330	4,490,831	$45,877,629
Class B	541,464	527,252	5,331,476
Class C	1,294,834	1,260,396	12,749,455

Total			$63,958,560

The investment portfolios of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, with a fair value of $30,622,881, $31,607,779, $35,585,159 and $64,165,026, respectively, and identified cost of $29,839,329, $30,716,468, $34,256,112 and $59,929,201, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund were carried

29

Eaton Vance
National Municipal Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $5,770,396,398. The net assets of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund at that date of $33,276,891, $31,957,967, $36,059,684 and $63,958,560, respectively, including $3,085,526, $3,215,307, $2,499,092 and $4,257,813 of accumulated net realized losses, respectively, and $783,552, $891,311, $1,329,047 and $4,235,825 of unrealized appreciation, respectively, were combined with those of the Fund, resulting in combined net assets of $5,935,649,500.

As of the close of business on September 23, 2011, the Fund acquired the net assets of Eaton Vance Michigan Municipal Income Fund (Michigan Fund) and Eaton Vance Rhode Island Municipal Income Fund (Rhode Island Fund) pursuant to a plan of reorganization approved by the shareholders of Michigan Fund and Rhode Island Fund, respectively. The purpose of the transaction was to combine three funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B, Class C and Class I of the Fund for shares of Class A, Class C and Class I of Michigan Fund and shares of Class A, Class B, Class C and Class I of Rhode Island Fund, each outstanding on September 23, 2011 as follows:

		Michigan Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	4,220,837	4,499,004	$39,718,916
Class C	281,359	299,701	2,647,593
Class I	27,961	29,777	263,183

Total			$42,629,692

		Rhode Island Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	3,240,505	3,458,368	$30,493,800
Class B	291,313	303,793	2,740,969
Class C	313,695	327,038	2,951,871
Class I	8,435	9,000	79,391

Total			$36,266,031

The investment portfolios of Michigan Fund and Rhode Island Fund, with a fair value of $42,947,891 and $37,055,797, respectively, and identified cost of $40,409,776 and $36,656,183, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Michigan Fund and Rhode Island Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $4,679,605,758. The net assets of Michigan Fund and Rhode Island Fund at that date of $42,629,692 and $36,266,031, respectively, including $4,442,360 and $5,082,783 of accumulated net realized losses, respectively, and $2,538,115 and $399,614 of unrealized appreciation, respectively, were combined with those of the Fund, resulting in combined net assets of $4,758,501,481.

Assuming the acquisitions had been completed on October 1, 2010, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended September 30, 2011 are as follows:

Net investment income	$287,781,436
Net realized loss	$(294,501,005)
Net decrease in net assets from operations	$(154,992,618)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund that have been included in the Fund’s Statement of Operations since November 5, 2010 and Michigan Fund and Rhode Island Fund that have been included in the Fund’s Statement of Operations since September 23, 2011.

30

Eaton Vance
National Municipal Income Fund

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance
National Municipal Income Fund

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448-5/12	HMSRC

Eaton Vance Municipals Trust Semiannual Report March 31, 2012

California • Massachusetts • New York • Ohio

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2012
Eaton Vance
Municipal Income Funds
Table of Contents

Performance and Fund Profile

California Municipal Income Fund	2
Massachusetts Municipal Income Fund	3
New York Municipal Income Fund	4
Ohio Municipal Income Fund	5

Endnotes and Additional Disclosures	6
Fund Expenses	7
Financial Statements	10
Officers and Trustees	54
Important Notices	55

Eaton Vance
California Municipal Income Fund
March 31, 2012
Portfolio Manager Cynthia J. Clemson
Performance1, 2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	5/27/1994	6.73%	17.34%	2.98%	4.51%	—
Class A with 4.75% Maximum Sales Charge	—	1.63	11.81	1.99	4.00	—
Class C at NAV	8/31/2004	6.26	16.38	2.21	—	3.10%
Class C with 1% Maximum Sales Charge	—	5.26	15.38	2.21	—	3.10
Class I at NAV	3/3/2008	6.97	17.62	—	—	6.30

Barclays Capital Municipal Bond Index	—	3.91%	12.07%	5.41%	5.46%	—
Barclays Capital 20 Year Municipal Bond Index	—	5.67	16.17	5.73	6.20	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				0.99%	1.74%	0.74%
Net of Interest Expense				0.87	1.62	0.62

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				3.71%	2.95%	3.97%
Taxable-Equivalent Distribution Rate				6.36	5.06	6.81
SEC 30-day Yield				2.78	2.18	3.16
Taxable-Equivalent SEC 30-day Yield				4.77	3.74	5.42

% Total Leverage[5]

Residual Interest Bond (RIB)						6.11%
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	16.2%	BBB	7.0%
AA	46.0	Not Rated	5.0
A	25.8

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2012
Portfolio Manager Craig R. Brandon, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/7/1993	5.55%	17.21%	2.97%	4.53%	—
Class A with 4.75% Maximum Sales Charge	—	0.58	11.64	1.98	4.02	—
Class C at NAV	5/2/2006	5.15	16.47	2.22	—	2.88%
Class C with 1% Maximum Sales Charge	—	4.15	15.47	2.22	—	2.88
Class I at NAV	6/17/1993	5.65	17.59	3.18	4.77	—

Barclays Capital Municipal Bond Index	—	3.91%	12.07%	5.41%	5.46%	—
Barclays Capital 20 Year Municipal Bond Index	—	5.67	16.17	5.73	6.20	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				0.86%	1.61%	0.66%
Net of Interest Expense				0.77	1.52	0.57

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				3.80%	3.03%	4.00%
Taxable-Equivalent Distribution Rate				6.17	4.92	6.50
SEC 30-day Yield				2.79	2.18	3.13
Taxable-Equivalent SEC 30-day Yield				4.53	3.54	5.09

% Total Leverage[5]

RIB						8.41%
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	29.1%	BBB	4.6%
AA	37.7	BB	1.8
A	22.1	Not Rated	4.7

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Income Fund
March 31, 2012
Portfolio Manager Craig R. Brandon, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	4/15/1994	5.70%	16.91%	3.37%	4.62%	—
Class A with 4.75% Maximum Sales Charge	—	0.67	11.40	2.38	4.11	—
Class B at NAV	8/30/1990	5.41	16.15	2.60	3.94	—
Class B with 5% Maximum Sales Charge	—	0.41	11.15	2.27	3.94	—
Class C at NAV	9/30/2003	5.41	16.16	2.60	—	3.07%
Class C with 1% Maximum Sales Charge	—	4.41	15.16	2.60	—	3.07
Class I at NAV	3/3/2008	5.80	17.15	—	—	6.82

Barclays Capital Municipal Bond Index	—	3.91%	12.07%	5.41%	5.46%	—
Barclays Capital 20 Year Municipal Bond Index	—	5.67	16.17	5.73	6.20	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.89%	1.64%	1.64%	0.69%
Net of Interest Expense			0.79	1.54	1.54	0.59

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			4.20%	3.43%	3.43%	4.40%
Taxable-Equivalent Distribution Rate			7.09	5.79	5.79	7.42
SEC 30-day Yield			3.11	2.52	2.52	3.47
Taxable-Equivalent SEC 30-day Yield			5.25	4.25	4.25	5.85

% Total Leverage[5]

RIB						9.52%
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	12.2%	BBB	9.2%
AA	43.9	BB	1.4
A	26.5	Not Rated	6.8

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/7/1993	6.23%	15.44%	3.73%	5.02%	—
Class A with 4.75% Maximum Sales Charge	—	1.17	9.99	2.73	4.51	—
Class C at NAV	2/3/2006	5.84	14.72	2.98	—	3.38%
Class C with 1% Maximum Sales Charge	—	4.84	13.72	2.98	—	3.38
Class I at NAV	8/3/2010	6.33	15.79	—	—	5.97

Barclays Capital Municipal Bond Index	—	3.91%	12.07%	5.41%	5.46%	—
Barclays Capital 20 Year Municipal Bond Index	—	5.67	16.17	5.73	6.20	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				0.79%	1.54%	0.59%
Net of Interest Expense				0.76	1.51	0.56

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				3.88%	3.11%	4.09%
Taxable-Equivalent Distribution Rate				6.35	5.09	6.69
SEC 30-day Yield				2.91	2.30	3.25
Taxable-Equivalent SEC 30-day Yield				4.76	3.76	5.31

% Total Leverage[5]

RIB						6.77%
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	10.0%	BBB	8.5%
AA	61.7	B	1.1
A	13.8	Not Rated	4.9

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
March 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility at NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Eaton Vance
Municipal Income Funds

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,067.30	$4.75	0.92%
Class C	$1,000.00	$1,062.60	$8.61	1.67%
Class I	$1,000.00	$1,069.70	$3.42	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.65	0.92%
Class C	$1,000.00	$1,016.70	$8.42	1.67%
Class I	$1,000.00	$1,021.70	$3.34	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

Eaton Vance
Municipal Income Funds

March 31, 2012

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,055.50	$4.16	0.81%
Class C	$1,000.00	$1,051.50	$8.00	1.56%
Class I	$1,000.00	$1,056.50	$3.14	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.09	0.81%
Class C	$1,000.00	$1,017.20	$7.87	1.56%
Class I	$1,000.00	$1,022.00	$3.08	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

Eaton Vance New York Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,057.00	$4.32	0.84%
Class B	$1,000.00	$1,054.10	$8.17	1.59%
Class C	$1,000.00	$1,054.10	$8.17	1.59%
Class I	$1,000.00	$1,058.00	$3.29	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.24	0.84%
Class B	$1,000.00	$1,017.10	$8.02	1.59%
Class C	$1,000.00	$1,017.10	$8.02	1.59%
Class I	$1,000.00	$1,021.80	$3.23	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

Eaton Vance
Municipal Income Funds

March 31, 2012

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,062.30	$4.02	0.78%
Class C	$1,000.00	$1,058.40	$7.87	1.53%
Class I	$1,000.00	$1,063.30	$2.99	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.94	0.78%
Class C	$1,000.00	$1,017.40	$7.72	1.53%
Class I	$1,000.00	$1,022.10	$2.93	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

Eaton Vance
California Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 105.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 12.1%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,500	$2,667,550
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,152,480
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	239,742
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	412,106
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,107,233
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,250	3,322,410
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	3,117,150
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,019,652
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	481,064
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	321,632
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	969,760
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,017,681
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,060,886
California State University, 5.25%, 11/1/31	1,465	1,651,231

		$21,540,577

Electric Utilities — 8.8%

Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	$2,725	$2,916,077
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,022,305
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,224,523
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,614,285
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,162,054
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,339,626
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,319,491

		$15,598,361

Escrowed / Prerefunded — 2.2%

San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$3,856,439

		$3,856,439

General Obligations — 15.6%

California, 5.00%, 2/1/38	$1,500	$1,588,965
California, 5.50%, 11/1/35	2,500	2,815,625
California, 6.00%, 4/1/38	1,000	1,145,730
California Department of Veterans Affairs, (AMT), 5.00%, 12/1/27	3,500	3,597,685
Foothill-De Anza Community College District, 5.00%, 8/1/22(1)	1,500	1,865,490
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	215	229,585
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	235	249,380
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	260	274,620
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	255	273,365
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	310	331,043
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,105	1,199,190
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,825,352
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,162,159
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	1,000	1,135,170
Santa Clara County (Election of 2008), 5.00%, 8/1/39(2)(3)	5,400	5,965,812

		$27,659,171

Hospital — 10.9%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$943,600
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,134,919
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,734,150
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/26	1,000	1,140,640
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	284,363
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,681,935

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	$3,000	$3,519,150
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	551,710
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,855	1,942,723
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	625	650,719
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,001,830
Washington Township Health Care District, 5.00%, 7/1/25	750	791,970
Washington Township Health Care District, 5.25%, 7/1/30	1,000	1,055,040

		$19,432,749

Housing — 0.9%

Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,274	$1,276,747
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	393	389,656

		$1,666,403

Industrial Development Revenue — 1.2%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$282,466
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,810,636

		$2,093,102

Insured – Education — 1.7%

California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,451,580
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,500	1,621,230

		$3,072,810

Insured – Electric Utilities — 1.2%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	$2,000	$2,204,880

		$2,204,880

Insured – Escrowed / Prerefunded — 8.8%

California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$2,500	$3,261,925
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	2,500	3,261,925
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	15,000	9,132,450

		$15,656,300

Insured – General Obligations — 0.8%

Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	$1,300	$1,389,193

		$1,389,193

Insured – Lease Revenue / Certificates of Participation — 3.0%

Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$3,259,641
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,400	2,091,504

		$5,351,145

Insured – Special Tax Revenue — 4.8%

Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,485	$1,241,549
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	2,720	2,874,958
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	4,000	4,389,320

		$8,505,827

Insured – Transportation — 3.1%

San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$837,990
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,125	2,184,075
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,388,441

		$5,410,506

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.9%

Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,075	$946,753
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	3,205	2,428,140

		$3,374,893

Other Revenue — 0.8%

California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$527,082
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 3.00%, 10/1/20	800	879,016

		$1,406,098

Senior Living / Life Care — 1.6%

ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$657,005
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	242,295
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	892,680
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,106,070

		$2,898,050

Special Tax Revenue — 8.9%

Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$375,301
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	553,539
Corona Public Financing Authority, 5.80%, 9/1/20	1,755	1,763,722
Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	660	687,674
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	286,559
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	567,799
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	281,037
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	391,860
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	276,702
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	13,190	919,607
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,585	3,755,897
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,138,540
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	990,447
Temecula Unified School District, 5.00%, 9/1/27	350	352,191
Temecula Unified School District, 5.00%, 9/1/37	535	509,834
Torrance Redevelopment Agency, 5.625%, 9/1/28	1,000	1,000,200
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,025,460
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	903,816

		$15,780,185

Transportation — 10.0%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(4)	$4,005	$4,563,577
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	3,080	3,332,807
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,975,995
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,889,650
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,989,016

		$17,751,045

Water and Sewer — 7.2%

Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/32(1)	$1,975	$2,312,310
California Department of Water Resources, 5.00%, 5/1/21	1,445	1,685,463
California Department of Water Resources, 5.00%, 12/1/29	3,180	3,672,709
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,308,980
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,834,950

		$12,814,412

Total Tax-Exempt Investments — 105.5%
(identified cost $170,598,227)		$187,462,146

Other Assets, Less Liabilities — (5.5)%		$(9,776,917)

Net Assets — 100.0%		$177,685,229

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
RADIAN	- Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 11.3% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,938,618.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 6.2%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,566,960
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,799,744
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,160,090

		$12,526,794

Education — 18.6%

Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/20	$1,120	$1,342,768
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	3,930	4,611,226
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,213,905
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,105	1,135,708
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,119,800
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,760,800
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,863,550
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/26(2)	1,000	1,137,950
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/31	1,300	1,432,288
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/32	2,125	2,329,659
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,764,100

		$37,711,754

Escrowed / Prerefunded — 2.2%

Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,500	$1,758,480
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,540	2,789,834

		$4,548,314

General Obligations — 16.5%

Boston, 4.00%, 4/1/24	$925	$1,033,077
Boston, 5.00%, 4/1/22(2)	2,510	3,168,800
Cambridge, 4.00%, 2/15/21	1,820	2,137,408
Cambridge, 4.00%, 2/1/26	850	899,921
Cambridge, 5.00%, 1/1/24	340	418,611
Danvers, 5.25%, 7/1/36	2,800	3,204,544
Grafton, 4.00%, 4/1/21(2)	775	887,011
Grafton, 4.00%, 4/1/22(2)	810	923,092
Lexington, 4.00%, 2/1/20	975	1,138,936
Lexington, 4.00%, 2/1/21	1,265	1,478,557
Lexington, 4.00%, 2/1/22	1,315	1,535,447
Lexington, 4.00%, 2/1/23	1,095	1,278,106
Newton, 5.00%, 4/1/36	4,500	4,985,235
Plymouth, 5.00%, 5/1/26	710	830,310
Plymouth, 5.00%, 5/1/28	1,160	1,329,870
Plymouth, 5.00%, 5/1/31	1,090	1,240,376
Plymouth, 5.00%, 5/1/32	1,000	1,134,590
Wayland, 5.00%, 2/1/33	1,790	2,054,777
Wayland, 5.00%, 2/1/36	2,680	3,034,296
Winchester, 5.00%, 4/15/36	775	879,532

		$33,592,496

Hospital — 12.1%

Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$1,900	$2,243,463
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,780	1,907,110
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,300,709
Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,000	1,010,910
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	2,000	2,106,980
Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,055	2,078,797
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,380,523
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,642,648
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,800	7,213,100

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	$750	$787,852

		$24,672,092

Industrial Development Revenue — 0.9%

Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$1,775	$1,778,692

		$1,778,692

Insured – Education — 6.5%

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,259,600
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	5,460	6,850,225

		$13,109,825

Insured – Escrowed / Prerefunded — 0.1%

Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$200	$234,464

		$234,464

Insured – General Obligations — 3.5%

Massachusetts, (BHAC), (FGIC), 0.936%, 5/1/37(3)	$8,800	$7,064,728

		$7,064,728

Insured – Hospital — 0.7%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,505,331

		$1,505,331

Insured – Other Revenue — 1.3%

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$2,195	$2,640,278

		$2,640,278

Insured – Special Tax Revenue — 5.5%

Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$4,955	$5,840,706
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,390,050

		$11,230,756

Insured – Student Loan — 3.2%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,955	$2,132,749
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	4,385	4,313,349

		$6,446,098

Insured – Transportation — 7.4%

Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,829,004
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	10,750	7,616,267
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,320	4,563,778

		$15,009,049

Nursing Home — 2.4%

Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,080	$2,080,957
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,715	2,718,584

		$4,799,541

Other Revenue — 2.4%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,828,261
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,361,404
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,765,571

		$4,955,236

Senior Living / Life Care — 2.2%

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,348,564
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	558,889
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	615	540,382
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	1,981,934

		$4,429,769

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Solid Waste — 1.6%

Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,250	$3,261,343

		$3,261,343

Special Tax Revenue — 4.7%

Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$480,450
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23(4)	6,185	4,061,504
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	1,933,050
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,541,047
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85	85,820
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,441,995

		$9,543,866

Transportation — 2.1%

Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,220,062

		$4,220,062

Water and Sewer — 4.3%

Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15(4)	$4,800	$4,822,752
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,719,342
Boston Water and Sewer Commission, 5.00%, 11/1/31	360	408,647
Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,625	1,777,230

		$8,727,971

Total Tax-Exempt Investments — 104.4%
(identified cost $193,678,664)		$212,008,459

Other Assets, Less Liabilities — (4.4)%		$(8,863,564)

Net Assets — 100.0%		$203,144,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 27.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 9.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2012.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 107.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 4.8%

New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,489,653
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	8,400	9,212,616

		$15,702,269

Cogeneration — 1.3%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,147,618

		$4,147,618

Education — 21.4%

Geneva Industrial Development Agency, (Hobart & William Smith Colleges), 5.375%, 2/1/33	$1,810	$1,865,875
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,296,813
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	835	858,205
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,018,404
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,226,100
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	5,000	5,504,350
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,125,600
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,742,425
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	8,500	9,804,750
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,226,190
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,265,533
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	278,352
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,567,050
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,380,400
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,072,660
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	5,000	5,213,600
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,020,062
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,644,749

		$70,111,118

Electric Utilities — 4.1%

Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,405,041
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,022,900
New York Power Authority, 5.00%, 11/15/31	1,000	1,150,300
Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	3,755	3,822,665

		$13,400,906

Escrowed / Prerefunded — 1.6%

Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	$5,000	$5,167,250

		$5,167,250

General Obligations — 5.3%

New York, 5.00%, 12/15/30	$5,000	$5,770,550
New York City, 5.30%, 4/1/27	250	284,517
New York City, 5.375%, 4/1/36	5,000	5,629,000
New York City, 6.25%, 10/15/28	4,000	4,783,960
Saratoga County, 4.75%, 7/15/37	1,000	1,072,620

		$17,540,647

Health Care – Miscellaneous — 0.2%

New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$335	$305,091
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	110	110,886
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	165	166,330
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	145	146,169

		$728,476

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital — 13.1%

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$408,402
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,737,623
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,570	2,569,794
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,412,350
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,750	7,233,503
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,032,720
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,752,630
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,281,200
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,817,745
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,492,860
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	2,960,548
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,749,780
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,000	1,000,020
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,418,065

		$42,867,240

Housing — 4.2%

New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,502,310
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,024,420
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,076,540
New York Mortgage Agency, (AMT), 5.20%, 10/1/32	3,000	3,096,180
New York Mortgage Agency, (AMT), 5.30%, 4/1/29	1,945	1,946,069
New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,155	1,155,982

		$13,801,501

Industrial Development Revenue — 3.2%

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,005	$4,520,123
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	5,000	5,001,700
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,040	1,051,336

		$10,573,159

Insured – Education — 3.0%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,386,588
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,349,923

		$9,736,511

Insured – Electric Utilities — 1.5%

Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,250	$5,015,255

		$5,015,255

Insured – Escrowed / Prerefunded — 4.6%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,669,403
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	2,867,176
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30(2)	16,945	9,655,939

		$15,192,518

Insured – General Obligations — 2.0%

Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,223,356
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,166,533
Jamestown, (AMBAC), 7.10%, 3/15/13	675	714,440
Jamestown, (AMBAC), 7.10%, 3/15/14	515	573,824

		$6,678,153

Insured – Lease Revenue / Certificates of Participation — 0.6%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,910	$1,868,763

		$1,868,763

Insured – Other Revenue — 2.2%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	4,359,020

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Other Revenue (continued)

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,590	$1,048,950
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	1,715,432

		$7,123,402

Insured – Special Tax Revenue — 2.7%

New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	$1,000	$1,039,660
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	6,750	2,755,147
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	15,975	4,104,457
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	4,140	860,830

		$8,760,094

Insured – Transportation — 0.8%

Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,695	$2,734,886

		$2,734,886

Insured – Water and Sewer — 0.8%

Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,560,629

		$2,560,629

Lease Revenue / Certificates of Participation — 4.0%

New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$13,205,783

		$13,205,783

Other Revenue — 5.2%

Albany Industrial Development Agency, (Charitable Leadership Foundation), 5.75%, 7/1/26(3)	$1,976	$1,176,185
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	10,395	3,743,344
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,390,410
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,877,306
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,088,830
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,275,854
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32(4)	5,000	5,552,650

		$17,104,579

Senior Living / Life Care — 1.0%

Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$787,480
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,564,231

		$3,351,711

Special Tax Revenue — 6.9%

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	$1,605	$1,759,642
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,480,050
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,680,915
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	6,059,460
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	41,235	2,874,904
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,420	2,535,361
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,171,610

		$22,561,942

Transportation — 10.5%

Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,574,758
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,859,836
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,088,633
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	12,000	12,901,800
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,006,425
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,084,680

		$34,516,132

Water and Sewer — 2.5%

Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	277,278

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer (continued)

Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	$585	$265,257
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	144,620
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	218,234
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	207,540
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	197,730
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	188,780
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,680,030
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,106,890
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	3,450	4,018,008

		$8,304,367

Total Tax-Exempt Investments — 107.5%
(identified cost $324,297,472)		$352,754,909

Other Assets, Less Liabilities — (7.5)%		$(24,698,541)

Net Assets — 100.0%		$328,056,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 16.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 6.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Defaulted bond.

(4)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 5.9%

Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$540	$536,377
Cleveland-Cuyahoga County Port Authority, (Fairmount Montessori Association), 5.125%, 5/15/25	625	623,600
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,440	1,498,997
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	750	857,857
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	750	849,038
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	1,000	1,259,080
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	5,955	6,831,040

		$12,455,989

Education — 5.9%

Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,822,125
Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,336,050
Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	550	674,482
Ohio State University, 5.00%, 12/1/29	1,105	1,362,498
University of Cincinnati, 5.00%, 6/1/28	1,000	1,144,610
Wright State University, 5.00%, 5/1/31	1,000	1,073,550

		$12,413,315

Electric Utilities — 1.5%

Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$795	$795,819
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,290	2,310,335

		$3,106,154

Escrowed / Prerefunded — 1.0%

Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	$2,000	$2,199,060

		$2,199,060

General Obligations — 1.8%

Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,147,120
Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,000	1,125,280
Ohio, 4.50%, 2/1/32(1)	1,300	1,397,890

		$3,670,290

Hospital — 6.6%

Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$2,500	$2,676,700
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,008,092
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,298,125
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,105,690
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,240,974
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,513,735

		$13,843,316

Housing — 0.3%

Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$675	$679,651

		$679,651

Industrial Development Revenue — 3.3%

Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,300	$2,147,625
Ohio Water Development Authority, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	825	833,440
Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,000	4,004,600

		$6,985,665

Insured – Education — 4.2%

Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,367,444
Miami University, (AMBAC), 3.25%, 9/1/26	750	744,690
Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,911,464
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,891,457

		$8,915,055

Insured – Electric Utilities — 11.5%

American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	4,671,305

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$2,540	$1,226,287
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,119,140
Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,045	5,175,161
Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,630	2,631,972
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,659,090
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,299,975
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,330,920
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,625	1,779,407
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,125	1,231,223

		$24,124,480

Insured – Escrowed / Prerefunded — 3.1%

Cincinnati City School District, (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,000	$1,078,240
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,789,680
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,146,340
Ohio Higher Educational Facilities Authority, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	985,608
Ohio Higher Educational Facilities Authority, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,464,630

		$6,464,498

Insured – General Obligations — 30.9%

Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,398,839
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	987,050
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29	2,500	3,119,925
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	7,500	9,359,775
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,584,940
Fairview Park, (NPFG), 5.00%, 12/1/25	3,700	4,098,231
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	885,223
Kettering City School District, (AGM), 5.25%, 12/1/31	9,705	11,608,539
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,631,603
Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,745	1,990,836
Olentangy Local School District, (AGM), 5.00%, 12/1/30	1,255	1,398,208
Painesville City School District, (NPFG), 5.00%, 12/1/24	1,620	1,731,715
Pickerington Local School District, (FGIC), (NPFG), 0.00%, 12/1/16	1,500	1,393,845
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,064,450
Springboro Community City School District, (AGM), 5.25%, 12/1/32	4,500	5,453,640
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,125,454

		$64,832,273

Insured – Hospital — 4.2%

Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31(3)	$3,350	$3,360,318
Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,270	1,283,703
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	815	816,500
Lorain County, (Catholic Healthcare Partners), (AGM), 14.896%, 2/1/29(4)(5)(6)	2,575	3,262,731

		$8,723,252

Insured – Lease Revenue / Certificates of Participation — 0.0%(7)

Summit County Port Authority, (Akron Civic Theatre), (AMBAC), 5.00%, 12/1/33	$20	$17,329

		$17,329

Insured – Special Tax Revenue — 1.5%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$4,760	$1,794,472
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	5,000	1,284,650
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	590	122,679

		$3,201,801

Insured – Transportation — 7.6%

Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,920	2,028,365

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation (continued)

Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$7,000	$8,652,630
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	5,000	5,282,150

		$15,963,145

Insured – Water and Sewer — 2.5%

Cleveland, Waterworks System, (NPFG), 5.00%, 1/1/37	$5,000	$5,219,650

		$5,219,650

Lease Revenue / Certificates of Participation — 1.6%

Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,652,458
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,653,060

		$3,305,518

Other Revenue — 3.0%

Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,667,946
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,528,214

		$6,196,160

Special Tax Revenue — 0.4%

Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$675	$775,575

		$775,575

Water and Sewer — 3.6%

Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,249,300
Cincinnati Water System Authority, 5.00%, 12/1/32	3,820	4,227,632

		$7,476,932

Total Tax-Exempt Investments — 100.4%
(identified cost $192,343,947)		$210,569,108

Other Assets, Less Liabilities — (0.4)%		$(757,593)

Net Assets — 100.0%		$209,811,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 65.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 26.7% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $3,262,731 or 1.6% of the Fund’s net assets.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2012.

(6)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(7)	Amount is less than 0.05%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Statements of Assets and Liabilities (Unaudited)

	March 31, 2012

Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investments —
Identified cost	$170,598,227	$193,678,664	$324,297,472	$192,343,947
Unrealized appreciation	16,863,919	18,329,795	28,457,437	18,225,161

Investments, at value	$187,462,146	$212,008,459	$352,754,909	$210,569,108

Cash	$4,365,877	$13,696,946	$10,969,844	$4,806,883
Restricted cash*	195,000	250,000	480,000	550,000
Interest receivable	2,035,845	2,614,099	4,821,170	2,813,933
Receivable for investments sold	—	—	377,608	40,000
Receivable for Fund shares sold	107,120	43,028	385,876	428,444
Receivable for variation margin on open financial futures contracts	61,875	84,375	168,748	193,362

Total assets	$194,227,863	$228,696,907	$369,958,155	$219,401,730

Liabilities

Payable for floating rate notes issued	$11,560,000	$18,650,000	$34,525,000	$7,500,000
Payable for when-issued securities	4,163,544	6,058,717	5,492,900	1,372,930
Payable for Fund shares redeemed	494,862	499,708	1,300,406	397,107
Distributions payable	151,546	143,243	229,407	128,361
Payable to affiliates:
Investment adviser fee	65,854	67,322	117,323	70,214
Distribution and service fees	42,507	45,817	85,636	49,257
Interest expense and fees payable	17,336	36,263	75,958	16,150
Accrued expenses	46,985	50,942	75,157	56,196

Total liabilities	$16,542,634	$25,552,012	$41,901,787	$9,590,215

Net Assets	$177,685,229	$203,144,895	$328,056,368	$209,811,515

Sources of Net Assets

Paid-in capital	$187,268,289	$222,761,286	$336,343,953	$219,371,382
Accumulated net realized loss	(26,998,014)	(38,788,277)	(37,623,117)	(28,027,080)
Accumulated undistributed (distributions in excess of) net investment income	405,718	611,950	417,813	(74,135)
Net unrealized appreciation	17,009,236	18,559,936	28,917,719	18,541,348

Net Assets	$177,685,229	$203,144,895	$328,056,368	$209,811,515

Class A Shares

Net Assets	$156,002,235	$166,838,614	$256,889,920	$179,978,311
Shares Outstanding	15,605,020	18,531,046	25,834,808	19,665,276
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.00	$9.00	$9.94	$9.15
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.50	$9.45	$10.44	$9.61

Class B Shares

Net Assets	$—	$—	$10,003,236	$—
Shares Outstanding	—	—	1,004,638	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$9.96	$—

Class C Shares

Net Assets	$11,209,726	$21,789,008	$41,928,506	$23,874,996
Shares Outstanding	1,212,597	2,418,932	4,214,462	2,610,360
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.24	$9.01	$9.95	$9.15

Class I Shares

Net Assets	$10,473,268	$14,517,273	$19,234,706	$5,958,208
Shares Outstanding	1,046,714	1,612,723	1,934,689	650,637
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.01	$9.00	$9.94	$9.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2012

Investment Income	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Interest	$4,402,912	$4,907,178	$8,387,679	$5,010,803

Total investment income	$4,402,912	$4,907,178	$8,387,679	$5,010,803

Expenses

Investment adviser fee	$393,209	$395,709	$685,964	$412,759
Distribution and service fees
Class A	192,495	164,528	254,608	177,731
Class B	3,098	—	49,140	—
Class C	53,646	98,301	190,648	104,634
Trustees’ fees and expenses	3,785	4,248	6,742	4,370
Custodian fee	45,473	49,722	72,939	51,397
Transfer and dividend disbursing agent fees	28,249	30,963	66,724	46,886
Legal and accounting services	40,183	33,889	45,256	27,009
Printing and postage	3,828	5,928	11,674	7,898
Registration fees	1,626	5,964	3,663	4,307
Interest expense and fees	56,432	72,507	122,023	27,637
Miscellaneous	12,103	10,459	15,790	11,055

Total expenses	$834,127	$872,218	$1,525,171	$875,683

Deduct —
Reduction of custodian fee	$107	$312	$352	$48

Total expense reductions	$107	$312	$352	$48

Net expenses	$834,020	$871,906	$1,524,819	$875,635

Net investment income	$3,568,892	$4,035,272	$6,862,860	$4,135,168

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$818,499	$1,536,875	$802,173	$(506,425)
Financial futures contracts	(352,678)	(198,306)	(495,917)	(604,001)
Swap contracts	(161,578)	—	—	(133,292)

Net realized gain (loss)	$304,243	$1,338,569	$306,256	$(1,243,718)

Change in unrealized appreciation (depreciation) —
Investments	$6,539,199	$4,906,510	$10,046,995	$8,080,775
Financial futures contracts	403,986	333,449	744,379	826,437
Swap contracts	612,538	—	—	505,307

Net change in unrealized appreciation (depreciation)	$7,555,723	$5,239,959	$10,791,374	$9,412,519

Net realized and unrealized gain	$7,859,966	$6,578,528	$11,097,630	$8,168,801

Net increase in net assets from operations	$11,428,858	$10,613,800	$17,960,490	$12,303,969

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)

Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —
Net investment income	$3,568,892	$4,035,272	$6,862,860	$4,135,168
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	304,243	1,338,569	306,256	(1,243,718)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	7,555,723	5,239,959	10,791,374	9,412,519

Net increase in net assets from operations	$11,428,858	$10,613,800	$17,960,490	$12,303,969

Distributions to shareholders —
From net investment income
Class A	$(3,122,005)	$(3,319,353)	$(5,538,630)	$(3,632,704)
Class B	(20,574)	—	(186,451)	—
Class C	(177,137)	(339,249)	(721,061)	(366,655)
Class I	(213,646)	(281,765)	(407,259)	(120,659)

Total distributions to shareholders	$(3,533,362)	$(3,940,367)	$(6,853,401)	$(4,120,018)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,464,080	$6,300,190	$8,238,586	$5,396,519
Class B	2,443	—	251,182	—
Class C	1,130,747	2,072,404	4,979,030	3,061,447
Class I	4,994,949	2,464,762	5,004,057	2,146,602
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,288,448	2,528,752	4,539,084	2,749,393
Class B	12,323	—	129,818	—
Class C	117,856	251,499	545,271	258,345
Class I	75,623	140,829	131,867	54,081
Cost of shares redeemed
Class A	(11,649,010)	(11,419,940)	(19,122,506)	(14,024,321)
Class B	(3,683)	—	(741,252)	—
Class C	(732,361)	(1,245,926)	(3,652,298)	(1,887,061)
Class I	(3,922,696)	(1,060,046)	(1,811,152)	(996,056)
Net asset value of shares exchanged
Class A	37,883	—	238,878	—
Class B	(37,883)	—	(238,878)	—
Net asset value of shares merged*
Class A	2,704,468	—	—	—
Class B	(2,704,468)	—	—	—

Net increase (decrease) in net assets from Fund share transactions	$(3,221,281)	$32,524	$(1,508,313)	$(3,241,051)

Net increase in net assets	$4,674,215	$6,705,957	$9,598,776	$4,942,900

Net Assets

At beginning of period	$173,011,014	$196,438,938	$318,457,592	$204,868,615

At end of period	$177,685,229	$203,144,895	$328,056,368	$209,811,515

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$405,718	$611,950	$417,813	$(74,135)

*	At the close of business on December 9, 2011, Class B shares of California Fund were merged into Class A shares.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2011

Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —
Net investment income	$8,661,875	$9,774,434	$15,663,451	$9,872,576
Net realized loss from investment transactions, financial futures contracts and swap contracts	(7,321,627)	(3,217,046)	(2,603,531)	(6,444,553)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,147,660)	(3,670,722)	(7,060,801)	(7,028,870)

Net increase (decrease) in net assets from operations	$(1,807,412)	$2,886,666	$5,999,119	$(3,600,847)

Distributions to shareholders —
From net investment income
Class A	$(7,461,119)	$(8,047,286)	$(12,840,981)	$(8,816,352)
Class B	(116,230)	—	(424,262)	—
Class C	(433,776)	(817,901)	(1,640,425)	(883,498)
Class I	(403,570)	(691,288)	(665,752)	(110,973)

Total distributions to shareholders	$(8,414,695)	$(9,556,475)	$(15,571,420)	$(9,810,823)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,675,164	$6,041,906	$15,774,919	$8,569,010
Class B	338,546	—	1,019,136	—
Class C	934,018	3,276,018	4,469,638	2,113,991
Class I	4,171,572	1,773,187	7,407,286	5,444,779
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,578,285	5,326,800	9,274,536	5,718,858
Class B	52,308	—	229,758	—
Class C	238,659	545,827	1,068,109	560,334
Class I	87,144	242,192	155,889	24,205
Cost of shares redeemed
Class A	(32,304,031)	(38,943,001)	(68,901,327)	(71,013,052)
Class B	(725,452)	—	(1,646,795)	—
Class C	(3,404,483)	(5,826,505)	(12,367,615)	(10,118,247)
Class I	(3,266,989)	(4,772,127)	(5,480,322)	(1,215,296)
Net asset value of shares exchanged
Class A	147,489	—	430,871	—
Class B	(147,489)	—	(430,871)	—

Net decrease in net assets from Fund share transactions	$(21,625,259)	$(32,335,703)	$(48,996,788)	$(59,915,418)

Net decrease in net assets	$(31,847,366)	$(39,005,512)	$(58,569,089)	$(73,327,088)

Net Assets

At beginning of year	$204,858,380	$235,444,450	$377,026,681	$278,195,703

At end of year	$173,011,014	$196,438,938	$318,457,592	$204,868,615

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$370,188	$517,045	$408,354	$(89,285)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights

	California Fund — Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.560		$10.000	$9.940	$9.170	$10.620	$11.080

Income (Loss) From Operations

Net investment income(1)	$0.200		$0.457	$0.461	$0.454	$0.456	$0.458
Net realized and unrealized gain (loss)	0.438		(0.454)	0.046	0.757	(1.411)	(0.280)

Total income (loss) from operations	$0.638		$0.003	$0.507	$1.211	$(0.955)	$0.178

Less Distributions

From net investment income	$(0.198)		$(0.443)	$(0.447)	$(0.441)	$(0.450)	$(0.462)
From net realized gain	—		—	—	—	(0.045)	(0.176)

Total distributions	$(0.198)		$(0.443)	$(0.447)	$(0.441)	$(0.495)	$(0.638)

Net asset value — End of period	$10.000		$9.560	$10.000	$9.940	$9.170	$10.620

Total Return(2)	6.73	%(3)	0.28%	5.36%	13.91%	(9.32)%	1.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$156,002		$151,148	$180,089	$206,762	$232,090	$261,254
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.86	%(4)	0.87%	0.90%	0.91%	0.86%	0.84	%(5)
Interest and fee expense(6)	0.06	%(4)	0.12%	0.10%	0.18%	0.30%	0.33%
Total expenses before custodian fee reduction	0.92	%(4)	0.99%	1.00%	1.09%	1.16%	1.17	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.86	%(4)	0.87%	0.90%	0.91%	0.84%	0.82	%(5)
Net investment income	4.09	%(4)	4.92%	4.76%	5.14%	4.47%	4.22%
Portfolio Turnover	11	%(3)	37%	17%	21%	22%	41%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	California Fund — Class C

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.840		$9.250	$9.190	$8.480	$9.810	$10.250

Income (Loss) From Operations

Net investment income(1)	$0.151		$0.358	$0.359	$0.359	$0.351	$0.348
Net realized and unrealized gain (loss)	0.398		(0.423)	0.050	0.696	(1.295)	(0.261)

Total income (loss) from operations	$0.549		$(0.065)	$0.409	$1.055	$(0.944)	$0.087

Less Distributions

From net investment income	$(0.149)		$(0.345)	$(0.349)	$(0.345)	$(0.341)	$(0.351)
From net realized gain	—		—	—	—	(0.045)	(0.176)

Total distributions	$(0.149)		$(0.345)	$(0.349)	$(0.345)	$(0.386)	$(0.527)

Net asset value — End of period	$9.240		$8.840	$9.250	$9.190	$8.480	$9.810

Total Return(2)	6.26	%(3)	(0.50)%	4.65%	13.01%	(9.91)%	0.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,210		$10,211	$13,109	$12,903	$15,667	$11,465
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(4)	1.62%	1.65%	1.66%	1.61%	1.59	%(5)
Interest and fee expense(6)	0.06	%(4)	0.12%	0.10%	0.18%	0.30%	0.33%
Total expenses before custodian fee reduction	1.67	%(4)	1.74%	1.75%	1.84%	1.91%	1.92	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.61	%(4)	1.62%	1.65%	1.66%	1.59%	1.57	%(5)
Net investment income	3.34	%(4)	4.18%	4.00%	4.40%	3.73%	3.49%
Portfolio Turnover	11	%(3)	37%	17%	21%	22%	41%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	California Fund — Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2012					Period Ended
	(Unaudited)		2011	2010	2009	September 30, 2008(1)

Net asset value — Beginning of period	$9.560		$10.010	$9.950	$9.170	$9.530

Income (Loss) From Operations

Net investment income(2)	$0.211		$0.479	$0.486	$0.481	$0.277
Net realized and unrealized gain (loss)	0.449		(0.463)	0.045	0.763	(0.362)

Total income (loss) from operations	$0.660		$0.016	$0.531	$1.244	$(0.085)

Less Distributions

From net investment income	$(0.210)		$(0.466)	$(0.471)	$(0.464)	$(0.275)

Total distributions	$(0.210)		$(0.466)	$(0.471)	$(0.464)	$(0.275)

Net asset value — End of period	$10.010		$9.560	$10.010	$9.950	$9.170

Total Return(3)	6.97	%(4)	0.43%	5.61%	14.31%	(1.08	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,473		$8,938	$8,286	$2,653	$110
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60	%(5)	0.62%	0.65%	0.66%	0.63	%(5)
Interest and fee expense(6)	0.06	%(5)	0.12%	0.10%	0.18%	0.30	%(5)
Total expenses before custodian fee reduction	0.66	%(5)	0.74%	0.75%	0.84%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.60	%(5)	0.62%	0.65%	0.66%	0.60	%(5)
Net investment income	4.30	%(5)	5.15%	5.01%	5.35%	4.79	%(5)
Portfolio Turnover	11	%(4)	37%	17%	21%	22	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended September 30, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Massachusetts Fund — Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.700		$8.870	$8.840	$8.050	$9.490	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.410	$0.420	$0.434	$0.428	$0.415
Net realized and unrealized gain (loss)	0.296		(0.179)	0.022	0.774	(1.459)	(0.356)

Total income (loss) from operations	$0.479		$0.231	$0.442	$1.208	$(1.031)	$0.059

Less Distributions

From net investment income	$(0.179)		$(0.401)	$(0.412)	$(0.418)	$(0.409)	$(0.419)

Total distributions	$(0.179)		$(0.401)	$(0.412)	$(0.418)	$(0.409)	$(0.419)

Net asset value — End of period	$9.000		$8.700	$8.870	$8.840	$8.050	$9.490

Total Return(2)	5.55	%(3)	2.92%	5.26%	15.84%	(11.19)%	0.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$166,839		$163,879	$196,939	$206,922	$211,228	$254,366
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.77%	0.81%	0.83%	0.78%	0.77	%(5)
Interest and fee expense(6)	0.07	%(4)	0.09%	0.10%	0.21%	0.25%	0.47%
Total expenses before custodian fee reduction	0.81	%(4)	0.86%	0.91%	1.04%	1.03%	1.24	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.77%	0.81%	0.83%	0.77%	0.76	%(5)
Net investment income	4.13	%(4)	4.93%	4.87%	5.59%	4.73%	4.26%
Portfolio Turnover	17	%(3)	19%	12%	21%	31%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Massachusetts Fund — Class C

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.710		$8.880	$8.850	$8.050	$9.500	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.150		$0.348	$0.354	$0.376	$0.361	$0.342
Net realized and unrealized gain (loss)	0.295		(0.180)	0.026	0.783	(1.473)	(0.346)

Total income (loss) from operations	$0.445		$0.168	$0.380	$1.159	$(1.112)	$(0.004)

Less Distributions

From net investment income	$(0.145)		$(0.338)	$(0.350)	$(0.359)	$(0.338)	$(0.346)

Total distributions	$(0.145)		$(0.338)	$(0.350)	$(0.359)	$(0.338)	$(0.346)

Net asset value — End of period	$9.010		$8.710	$8.880	$8.850	$8.050	$9.500

Total Return(2)	5.15	%(3)	2.16%	4.50%	15.10%	(11.99)%	(0.07)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,789		$20,018	$22,718	$18,702	$17,704	$17,583
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.52%	1.55%	1.58%	1.54%	1.51	%(5)
Interest and fee expense(6)	0.07	%(4)	0.09%	0.10%	0.21%	0.25%	0.47%
Total expenses before custodian fee reduction	1.56	%(4)	1.61%	1.65%	1.79%	1.79%	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.52%	1.55%	1.58%	1.52%	1.50	%(5)
Net investment income	3.37	%(4)	4.18%	4.10%	4.83%	3.99%	3.53%
Portfolio Turnover	17	%(3)	19%	12%	21%	31%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Massachusetts Fund — Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.700		$8.870	$8.840	$8.050	$9.490	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.192		$0.428	$0.436	$0.450	$0.446	$0.435
Net realized and unrealized gain (loss)	0.295		(0.181)	0.023	0.774	(1.458)	(0.356)

Total income (loss) from operations	$0.487		$0.247	$0.459	$1.224	$(1.012)	$0.079

Less Distributions

From net investment income	$(0.187)		$(0.417)	$(0.429)	$(0.434)	$(0.428)	$(0.439)

Total distributions	$(0.187)		$(0.417)	$(0.429)	$(0.434)	$(0.428)	$(0.439)

Net asset value — End of period	$9.000		$8.700	$8.870	$8.840	$8.050	$9.490

Total Return(2)	5.65	%(3)	3.13%	5.46%	16.08%	(11.00)%	0.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,517		$12,542	$15,788	$10,926	$13,042	$16,730
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(4)	0.57%	0.60%	0.63%	0.58%	0.57	%(5)
Interest and fee expense(6)	0.07	%(4)	0.09%	0.10%	0.21%	0.25%	0.47%
Total expenses before custodian fee reduction	0.61	%(4)	0.66%	0.70%	0.84%	0.83%	1.04	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(4)	0.57%	0.60%	0.63%	0.57%	0.56	%(5)
Net investment income	4.32	%(4)	5.15%	5.06%	5.80%	4.93%	4.47%
Portfolio Turnover	17	%(3)	19%	12%	21%	31%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	New York Fund — Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.610		$9.790	$9.710	$8.850	$10.400	$10.750

Income (Loss) From Operations

Net investment income(1)	$0.213		$0.457	$0.453	$0.459	$0.471	$0.466
Net realized and unrealized gain (loss)	0.329		(0.184)	0.077	0.857	(1.563)	(0.305)

Total income (loss) from operations	$0.542		$0.273	$0.530	$1.316	$(1.092)	$0.161

Less Distributions

From net investment income	$(0.212)		$(0.453)	$(0.450)	$(0.456)	$(0.458)	$(0.458)
From net realized gain	—		—	—	—	—	(0.053)

Total distributions	$(0.212)		$(0.453)	$(0.450)	$(0.456)	$(0.458)	$(0.511)

Net asset value — End of period	$9.940		$9.610	$9.790	$9.710	$8.850	$10.400

Total Return(2)	5.70	%(3)	3.10%	5.70%	15.77%	(10.86)%	1.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$256,890		$254,304	$305,437	$332,257	$319,101	$400,671
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.79%	0.79%	0.83%	0.78%	0.77	%(5)
Interest and fee expense(6)	0.08	%(4)	0.10%	0.09%	0.19%	0.38%	0.48%
Total expenses before custodian fee reduction	0.84	%(4)	0.89%	0.88%	1.02%	1.16%	1.25	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.79%	0.79%	0.83%	0.77%	0.75	%(5)
Net investment income	4.36	%(4)	4.95%	4.75%	5.42%	4.71%	4.39%
Portfolio Turnover	10	%(3)	6%	14%	44%	45%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	New York Fund — Class B

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.620		$9.800	$9.730	$8.870	$10.420	$10.760

Income (Loss) From Operations

Net investment income(1)	$0.176		$0.387	$0.381	$0.396	$0.397	$0.386
Net realized and unrealized gain (loss)	0.340		(0.182)	0.072	0.856	(1.566)	(0.295)

Total income (loss) from operations	$0.516		$0.205	$0.453	$1.252	$(1.169)	$0.091

Less Distributions

From net investment income	$(0.176)		$(0.385)	$(0.383)	$(0.392)	$(0.381)	$(0.378)
From net realized gain	—		—	—	—	—	(0.053)

Total distributions	$(0.176)		$(0.385)	$(0.383)	$(0.392)	$(0.381)	$(0.431)

Net asset value — End of period	$9.960		$9.620	$9.800	$9.730	$8.870	$10.420

Total Return(2)	5.41	%(3)	2.34%	4.84%	14.87%	(11.53)%	0.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,003		$10,240	$11,328	$11,064	$10,552	$11,439
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.54%	1.54%	1.58%	1.53%	1.51	%(5)
Interest and fee expense(6)	0.08	%(4)	0.10%	0.09%	0.19%	0.38%	0.48%
Total expenses before custodian fee reduction	1.59	%(4)	1.64%	1.63%	1.77%	1.91%	1.99	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.54%	1.54%	1.58%	1.52%	1.50	%(5)
Net investment income	3.61	%(4)	4.19%	3.99%	4.68%	3.96%	3.63%
Portfolio Turnover	10	%(3)	6%	14%	44%	45%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	New York Fund — Class C

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.610		$9.790	$9.720	$8.860	$10.400	$10.750

Income (Loss) From Operations

Net investment income(1)	$0.176		$0.387	$0.381	$0.395	$0.396	$0.383
Net realized and unrealized gain (loss)	0.340		(0.183)	0.072	0.857	(1.556)	(0.302)

Total income (loss) from operations	$0.516		$0.204	$0.453	$1.252	$(1.160)	$0.081

Less Distributions

From net investment income	$(0.176)		$(0.384)	$(0.383)	$(0.392)	$(0.380)	$(0.378)
From net realized gain	—		—	—	—	—	(0.053)

Total distributions	$(0.176)		$(0.384)	$(0.383)	$(0.392)	$(0.380)	$(0.431)

Net asset value — End of period	$9.950		$9.610	$9.790	$9.720	$8.860	$10.400

Total Return(2)	5.41	%(3)	2.33%	4.84%	14.88%	(11.46)%	0.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,929		$38,670	$46,852	$43,214	$32,684	$31,131
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.54%	1.54%	1.58%	1.53%	1.51	%(5)
Interest and fee expense(6)	0.08	%(4)	0.10%	0.09%	0.19%	0.38%	0.48%
Total expenses before custodian fee reduction	1.59	%(4)	1.64%	1.63%	1.77%	1.91%	1.99	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.54%	1.54%	1.58%	1.52%	1.50	%(5)
Net investment income	3.60	%(4)	4.19%	3.99%	4.65%	3.97%	3.62%
Portfolio Turnover	10	%(3)	6%	14%	44%	45%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	New York Fund — Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2012					Period Ended
	(Unaudited)		2011	2010	2009	September 30, 2008(1)

Net asset value — Beginning of period	$9.610		$9.780	$9.710	$8.850	$9.340

Income (Loss) From Operations

Net investment income(2)	$0.222		$0.474	$0.473	$0.481	$0.290
Net realized and unrealized gain (loss)	0.330		(0.172)	0.065	0.852	(0.504)

Total income (loss) from operations	$0.552		$0.302	$0.538	$1.333	$(0.214)

Less Distributions

From net investment income	$(0.222)		$(0.472)	$(0.468)	$(0.473)	$(0.276)

Total distributions	$(0.222)		$(0.472)	$(0.468)	$(0.473)	$(0.276)

Net asset value — End of period	$9.940		$9.610	$9.780	$9.710	$8.850

Total Return(3)	5.80	%(4)	3.41%	5.78%	16.00%	(2.51	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,235		$15,243	$13,409	$1,672	$227
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(5)	0.59%	0.59%	0.63%	0.61	%(5)
Interest and fee expense(6)	0.08	%(5)	0.10%	0.09%	0.19%	0.38	%(5)
Total expenses before custodian fee reduction	0.64	%(5)	0.69%	0.68%	0.82%	0.99	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(5)	0.59%	0.59%	0.63%	0.58	%(5)
Net investment income	4.55	%(5)	5.13%	4.95%	5.61%	5.09	%(5)
Portfolio Turnover	10	%(4)	6%	14%	44%	45	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended September 30, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Ohio Fund — Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.790		$9.140	$9.150	$8.140	$9.240	$9.450

Income (Loss) From Operations

Net investment income(1)	$0.184		$0.383	$0.378	$0.381	$0.384	$0.382
Net realized and unrealized gain (loss)	0.359		(0.353)	(0.013)	1.008	(1.108)	(0.197)

Total income (loss) from operations	$0.543		$0.030	$0.365	$1.389	$(0.724)	$0.185

Less Distributions

From net investment income	$(0.183)		$(0.380)	$(0.375)	$(0.379)	$(0.376)	$(0.395)

Total distributions	$(0.183)		$(0.380)	$(0.375)	$(0.379)	$(0.376)	$(0.395)

Net asset value — End of period	$9.150		$8.790	$9.140	$9.150	$8.140	$9.240

Total Return(2)	6.23	%(3)	0.54%	4.17%	17.71%	(8.09)%	1.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$179,978		$178,802	$247,554	$267,068	$251,447	$274,850
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.76%	0.76%	0.80%	0.77%	0.77	%(5)
Interest and fee expense(6)	0.03	%(4)	0.03%	0.02%	0.08%	0.20%	0.31%
Total expenses before custodian fee reduction	0.78	%(4)	0.79%	0.78%	0.88%	0.97%	1.08	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.76%	0.76%	0.80%	0.75%	0.74	%(5)
Net investment income	4.10	%(4)	4.48%	4.23%	4.66%	4.28%	4.09%
Portfolio Turnover	4	%(3)	6%	6%	10%	30%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Ohio Fund — Class C

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.790		$9.140	$9.150	$8.130	$9.240	$9.440

Income (Loss) From Operations

Net investment income(1)	$0.150		$0.319	$0.311	$0.320	$0.316	$0.310
Net realized and unrealized gain (loss)	0.360		(0.353)	(0.011)	1.017	(1.118)	(0.186)

Total income (loss) from operations	$0.510		$(0.034)	$0.300	$1.337	$(0.802)	$0.124

Less Distributions

From net investment income	$(0.150)		$(0.316)	$(0.310)	$(0.317)	$(0.308)	$(0.324)

Total distributions	$(0.150)		$(0.316)	$(0.310)	$(0.317)	$(0.308)	$(0.324)

Net asset value — End of period	$9.150		$8.790	$9.140	$9.150	$8.130	$9.240

Total Return(2)	5.84	%(3)	(0.21)%	3.42%	16.98%	(8.91)%	1.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,875		$21,580	$30,641	$29,388	$30,157	$30,804
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.51%	1.51%	1.55%	1.52%	1.52	%(5)
Interest and fee expense(6)	0.03	%(4)	0.03%	0.02%	0.08%	0.20%	0.31%
Total expenses before custodian fee reduction	1.53	%(4)	1.54%	1.53%	1.63%	1.72%	1.83	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.51%	1.51%	1.55%	1.50%	1.49	%(5)
Net investment income	3.34	%(4)	3.72%	3.47%	3.92%	3.53%	3.33%
Portfolio Turnover	4	%(3)	6%	6%	10%	30%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Ohio Fund — Class I

	Six Months Ended
	March 31, 2012		Year Ended	Period Ended
	(Unaudited)		September 30, 2011	September 30, 2010(1)

Net asset value — Beginning of period	$8.800		$9.140	$8.960

Income (Loss) From Operations

Net investment income(2)	$0.193		$0.400	$0.061
Net realized and unrealized gain (loss)	0.359		(0.343)	0.180

Total income from operations	$0.552		$0.057	$0.241

Less Distributions

From net investment income	$(0.192)		$(0.397)	$(0.061)

Total distributions	$(0.192)		$(0.397)	$(0.061)

Net asset value — End of period	$9.160		$8.800	$9.140

Total Return(3)	6.33	%(4)	0.74%	2.81	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,958		$4,486	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)	0.56%	0.57	%(5)
Interest and fee expense(6)	0.03	%(5)	0.03%	0.02	%(5)
Total expenses(7)	0.58	%(5)	0.59%	0.59	%(5)
Net investment income	4.28	%(5)	4.66%	4.19	%(5)
Portfolio Turnover	4	%(4)	6%	6	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended September 30, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Income Fund (California Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund), and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The California Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and the New York Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. The California Fund previously offered Class B shares. Such offering was discontinued during the six months ended March 31, 2012. At the close of business on December 9, 2011, the California Fund’s Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

At September 30, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	California	Massachusetts	New York	Ohio
Expiration Date	Fund	Fund	Fund	Fund

September 30, 2012	$—	$355,911	$—	$—
September 30, 2013	—	1,751,809	—	1,709,089
September 30, 2015	—	440,164	108,787	—
September 30, 2016	518,828	91,224	2,215,774	240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

	$20,755,454	$37,580,896	$34,413,296	$20,405,936

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

Additionally, at September 30, 2011, California Fund, Massachusetts Fund, New York Fund and Ohio Fund had net capital losses of $7,446,704, $3,631,610, $3,527,652 and $7,236,187, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2012.

As of March 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Floating Rate Notes Outstanding	$11,560,000	$18,650,000	$34,525,000	$7,500,000
Interest Rate or Range of Interest Rates (%)	0.19 - 0.25	0.19 -0.35	0.19 - 0.34	0.20 - 0.34
Collateral for Floating Rate Notes Outstanding	$16,513,164	$30,777,953	$54,576,207	$14,641,925

For the six months ended March 31, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Average Floating Rate Notes Outstanding	$15,002,814	$18,650,000	$34,525,000	$7,500,000
Average Interest Rate	0.75%	0.78%	0.71%	0.74%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended March 31, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Investment Adviser Fee	$393,209	$395,709	$685,964	$412,759
Effective Annual Rate	0.45%	0.40%	0.42%	0.40%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2012 were as follows:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

EVM’s Sub-Transfer Agent Fees	$2,000	$2,288	$4,335	$2,846
EVD’s Class A Sales Charges	$14,304	$14,406	$31,893	$25,445

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2012 for Class A shares amounted to the following:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Class A Distribution and Service Fees	$192,495	$164,528	$254,608	$177,731

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Such payments were discontinued during the six months ended March 31, 2012 with respect to Class B of California Fund. For the six months ended March 31, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) (0.36% (annualized) for Class B of California Fund) of the average daily net assets of each Fund’s Class B and/or Class C shares:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Class B Distribution Fees	$1,836	$—	$38,795	$—
Class C Distribution Fees	$40,235	$77,606	$150,512	$82,606

At March 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Class B	$—	$—	$186,000	$—
Class C	$1,136,000	$2,250,000	$3,531,000	$3,031,000

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2012 amounted to the following:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Class B Service Fees	$1,262	$—	$10,345	$—
Class C Service Fees	$13,411	$20,695	$40,136	$22,028

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended March 31, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Class A	$1,000	$600	$2,000	$20
Class B	$—	$—	$4,000	$—
Class C	$—	$200	$200	$1,000

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2012 were as follows:

	California	Massachusetts	New York	Ohio
	Fund	Fund	Fund	Fund

Purchases	$20,642,550	$34,928,547	$37,024,399	$7,689,876
Sales	$29,723,140	$34,781,777	$35,226,904	$15,598,755

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund
	Six Months Ended
	March 31, 2012	Year Ended
Class A	(Unaudited)	September 30, 2011

Sales	456,088	820,935
Issued to shareholders electing to receive payments of distributions in Fund shares	233,078	494,625
Redemptions	(1,187,677)	(3,515,241)
Merger from Class B shares	281,223	—
Exchange from Class B shares	3,993	15,755

Net decrease	(213,295)	(2,183,926)

	Six Months Ended
	March 31, 2012	Year Ended
Class B	(Unaudited)(1)	September 30, 2011

Sales	277	39,323
Issued to shareholders electing to receive payments of distributions in Fund shares	1,402	6,119
Redemptions	(420)	(86,140)
Merger to Class A shares	(304,115)	—
Exchange to Class A shares	(4,320)	(17,037)

Net decrease	(307,176)	(57,735)

	Six Months Ended
	March 31, 2012	Year Ended
Class C	(Unaudited)	September 30, 2011

Sales	124,899	109,487
Issued to shareholders electing to receive payments of distributions in Fund shares	12,989	27,878
Redemptions	(80,891)	(398,823)

Net increase (decrease)	56,997	(261,458)

	Six Months Ended
	March 31, 2012	Year Ended
Class I	(Unaudited)	September 30, 2011

Sales	496,057	453,582
Issued to shareholders electing to receive payments of distributions in Fund shares	7,653	9,372
Redemptions	(391,636)	(355,880)

Net increase	112,074	107,074

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
	Six Months Ended
	March 31, 2012	Year Ended
Class A	(Unaudited)	September 30, 2011

Sales	704,725	731,452
Issued to shareholders electing to receive payments of distributions in Fund shares	284,494	641,585
Redemptions	(1,290,549)	(4,735,172)

Net decrease	(301,330)	(3,362,135)

	Six Months Ended
	March 31, 2012	Year Ended
Class C	(Unaudited)	September 30, 2011

Sales	233,429	384,844
Issued to shareholders electing to receive payments of distributions in Fund shares	28,272	65,683
Redemptions	(141,995)	(710,219)

Net increase (decrease)	119,706	(259,692)

	Six Months Ended
	March 31, 2012	Year Ended
Class I	(Unaudited)	September 30, 2011

Sales	275,750	210,676
Issued to shareholders electing to receive payments of distributions in Fund shares	15,804	29,202
Redemptions	(120,367)	(577,960)

Net increase (decrease)	171,187	(338,082)

New York Fund
	Six Months Ended
	March 31, 2012	Year Ended
Class A	(Unaudited)	September 30, 2011

Sales	838,638	1,704,919
Issued to shareholders electing to receive payments of distributions in Fund shares	463,319	1,006,179
Redemptions	(1,960,838)	(7,501,895)
Exchange from Class B shares	24,067	46,915

Net decrease	(634,814)	(4,743,882)

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	March 31, 2012	Year Ended
Class B	(Unaudited)	September 30, 2011

Sales	25,986	110,676
Issued to shareholders electing to receive payments of distributions in Fund shares	13,233	24,876
Redemptions	(74,939)	(180,340)
Exchange to Class A shares	(24,042)	(46,855)

Net decrease	(59,762)	(91,643)

	Six Months Ended
	March 31, 2012	Year Ended
Class C	(Unaudited)	September 30, 2011

Sales	509,151	476,401
Issued to shareholders electing to receive payments of distributions in Fund shares	55,613	115,778
Redemptions	(373,359)	(1,354,312)

Net increase (decrease)	191,405	(762,133)

	Six Months Ended
	March 31, 2012	Year Ended
Class I	(Unaudited)	September 30, 2011

Sales	517,893	802,551
Issued to shareholders electing to receive payments of distributions in Fund shares	13,428	16,840
Redemptions	(183,429)	(603,005)

Net increase	347,892	216,386

Ohio Fund
	Six Months Ended
	March 31, 2012	Year Ended
Class A	(Unaudited)	September 30, 2011

Sales	599,185	997,255
Issued to shareholders electing to receive payments of distributions in Fund shares	304,868	669,979
Redemptions	(1,575,540)	(8,408,446)

Net decrease	(671,487)	(6,741,212)

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	March 31, 2012	Year Ended
Class C	(Unaudited)	September 30, 2011

Sales	337,599	247,017
Issued to shareholders electing to receive payments of distributions in Fund shares	28,645	65,657
Redemptions	(211,924)	(1,209,942)

Net increase (decrease)	154,320	(897,268)

	Six Months Ended
	March 31, 2012	Year Ended
Class I	(Unaudited)	September 30, 2011

Sales	244,886	648,858
Issued to shareholders electing to receive payments of distributions in Fund shares	5,962	2,795
Redemptions	(110,183)	(141,793)

Net increase	140,665	509,860

(1)	Offering of Class B shares of California Fund was discontinued during the six months ended March 31, 2012 (see Note 1).

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$158,510,436	$173,966,173	$290,028,900	$184,485,928

Gross unrealized appreciation	$18,317,028	$19,676,133	$32,819,203	$19,775,065
Gross unrealized depreciation	(925,318)	(283,847)	(4,618,194)	(1,191,885)

Net unrealized appreciation	$17,391,710	$19,392,286	$28,201,009	$18,583,180

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2012.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2012 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Month/Year	Contracts	Position	Cost	Value	Appreciation

California	6/12	80 U.S. 10-Year Treasury Note	Short	$(10,427,353)	$(10,358,750)	$68,603
	6/12	25 U.S. 30-Year Treasury Bond	Short	(3,520,464)	(3,443,750)	76,714

Massachusetts	6/12	75 U.S. 30-Year Treasury Bond	Short	$(10,561,391)	$(10,331,250)	$230,141

New York	6/12	150 U.S. 30-Year Treasury Bond	Short	$(21,122,782)	$(20,662,500)	$460,282

Ohio	6/12	45 U.S. 10-Year Treasury Note	Short	$(5,865,387)	$(5,826,797)	$38,590
	6/12	155 U.S. 30-Year Treasury Bond	Short	(21,628,847)	(21,351,250)	277,597

At March 31, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds enter into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2012 were as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:
Futures Contracts	$145,317	(1)	$230,141	(1)	$460,282	(1)	$316,187	(1)

Total	$145,317		$230,141		$460,282		$316,187

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2012 was as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(514,256	)(1)	$(198,306	)(1)	$(495,917	)(1)	$(737,293	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$1,016,524	(2)	$333,449	(2)	$744,379	(2)	$1,331,744	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended March 31, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:
Futures Contracts	$10,500,000	$8,571,000	$20,357,000	$15,943,000
Interest Rate Swaps	$745,000	$—	$—	$614,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$187,462,146	$—	$187,462,146

Total Investments	$—	$187,462,146	$—	$187,462,146

Futures Contracts	$145,317	$—	$—	$145,317

Total	$145,317	$187,462,146	$—	$187,607,463

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$212,008,459	$—	$212,008,459

Total Investments	$—	$212,008,459	$—	$212,008,459

Futures Contracts	$230,141	$—	$—	$230,141

Total	$230,141	$212,008,459	$—	$212,238,600

Eaton Vance
Municipal Income Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$352,754,909	$—	$352,754,909

Total Investments	$—	$352,754,909	$—	$352,754,909

Futures Contracts	$460,282	$—	$—	$460,282

Total	$460,282	$352,754,909	$—	$353,215,191

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$210,569,108	$—	$210,569,108

Total Investments	$—	$210,569,108	$—	$210,569,108

Futures Contracts	$316,187	$—	$—	$316,187

Total	$316,187	$210,569,108	$—	$210,885,295

The Funds held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Income Funds

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Municipal Income Funds

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438-5/12	MUNISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: May 11, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: May 11, 2012

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: May 11, 2012